UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2018 to April 30, 2019

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2019
  (unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2019 (unaudited)

May 23, 2019

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period ended April 30, 2019.

Performance Summary
11/1/2018 – 04/30/19

Fund & Benchmark	Performance
Class I1	1.39%
Class A1,2	1.42%
Class C1,2	0.90%
Credit Suisse Leveraged Loan Index[3]	2.17%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A steady period for the asset class

The six-month period ended April 30, 2019 was a positive one for the senior secured loan asset class, with the Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returning 2.17% for the period. The discount margin for senior loans, using a three-year average life assumption, tightened 0.14% during the period to +429 basis points. Returns were dominated by coupon clipping, as the price of the Index decreased 0.59 points to finish the period at 97.45%.

Toward the end of 2018, the Federal Reserve initiated a more dovish stance on the Fed Funds rate. Some retail investors who had been attracted to the loan asset class due to its floating rate feature in a rising rate environment, reduced their allocations. As a result, fund flows in the period were -$33.4 billion, highlighted by a -$15.3 billion outflow in December. With much of the "quick money" flowing out during the first three months of the period, outflows have tapered off and averaged just $2.8 billion on a monthly basis from February to April, according to JPMorgan.

Though outflows created pockets of volatility in the leverage loan market, these were somewhat mitigated by continued CLO creation and a light new issue calendar. Gross and net CLO issuance was $91.4 billion and $62.2 billion respectively, while gross and net loan issuance was $136.1 billion and $94.3 billion respectively.

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

The par-weighted default rate ended the period at 1.29% — as compared to the long-term average rate of 3.00 – 3.50% — signaled stable fundamentals within the asset class.

Returns in the Index were mixed from a quality point-of-view. The split B- and non-rated portions of the Index were the largest contributors to returns, ending the period at 2.89% and 2.80%, respectively. Conversely, the CCC/split CCC and split BB portions lagged, returning -0.92% and 2.23%, respectively.

Strategic Review and Outlook: Remaining positive on fundamentals

For the six-month period ended April 30, 2019, the Fund underperformed its benchmark. Security selection in information technology contributed positively to returns, while energy, financial and consumer durables selections detracted from relative returns. From a rating perspective, security selection in Caa2 and B2 rated positions detracted from relative returns, while B1 added to relative performance.

Leveraged loans have gotten off to a strong start in 2019 amidst the backdrop of a quiet period in primary loan issuance. Following the pivot in sentiment from the Federal Reserve, the rising-rate environment that drew the interest of retail investors in the first nine months of 2018 has reversed — and we expect to see continued outflows from this specific investor base. However, we anticipate only a limited impact to secondary trading levels given both the diminished amount of leveraged loan ownership from the mutual fund client base and the continued demand from CLO ramping.

While broader market risk movements — namely equities and headline risk from tariffs — will have a directional impact looking forward, default rates are expected to continue to be below historical averages.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (3.39%). Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%, was (0.09%).

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Average Annual Returns as of April 30, 20191

	1 Year	5 Years	10 Years
Class I	3.05%	3.91%	8.41%
Class A Without Sales Charge	2.80%	3.65%	8.15%
Class A With Maximum Sales Charge	(2.03)%	2.64%	7.62%
Class C Without CDSC	2.04%	2.88%	7.33%
Class C With CDSC	1.06%	2.88%	7.33%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.79% for Class I shares, 1.04% for Class A shares, and 1.79% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,013.90	$1,014.20	$1,009.00
Expenses Paid per $1,000*	$3.50	$4.74	$8.47
Hypothetical 5% Fund Return
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2019)

S&P Ratings**
A	1.3%
BBB	5.0
BB	29.0
B	53.0
CCC	7.7
C	0.0[1]
D	0.4
NR	3.2
Subtotal	99.6
Equity and Other	0.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (79.9%)
Advertising (0.3%)
$1,891	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	6.227	$1,894,321
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.977	6,009,900
					7,904,221
Aerospace & Defense (0.5%)
3,053	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	02/09/23	4.700	3,039,333
11,135	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(1)	(CCC+, B3)	11/28/21	7.776	11,033,053
					14,072,386
Air Transportation (0.3%)
9,135	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	4.473	9,090,373
Auto Parts & Equipment (2.6%)
19,380	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	4.767	19,137,518
21,137	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/02/23	4.483	20,740,424
9,921	Jason, Inc., LIBOR 3M + 4.500%(1),(2)	(B, B2)	06/30/21	7.101	9,672,969
2,978	L&W, Inc., LIBOR 1M + 4.000%(1),(3)	(B+, B2)	05/22/25	6.483	2,962,612
7,850	Panther BF Aggregator 2 L P, LIBOR 1M + 3.500%(1)	(B+, Ba3)	04/30/26	5.983	7,891,644
13,455	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(3)	(B+, B2)	12/23/21	6.101	13,253,641
					73,658,808
Automakers (0.8%)
12,199	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(3),(4)	(BB-, B1)	06/30/22	3.500	13,688,448
8,411	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.983	8,358,540
					22,046,988
Banking (0.3%)
8,253	Citco Funding LLC, LIBOR 1M + 2.500%(1)	(B+, Ba3)	09/28/23	4.983	8,253,006
Building & Construction (1.0%)
22,875	Installed Building Products, Inc., LIBOR 1M + 2.500%(1),(3)	(BB, B1)	04/15/25	4.983	22,760,570
1,444	PGT, Inc., LIBOR 2M + 3.500%(1)	(BB, Ba1)	02/16/22	6.012	1,446,065
4,255	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B2)	10/29/24	5.240	4,243,439
					28,450,074
Building Materials (3.6%)
3,970	Airxcel, Inc., LIBOR 1M + 4.500%(1),(2)	(B, B3)	04/28/25	6.983	3,741,725
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(2),(3)	(CCC+, Caa2)	04/27/26	11.233	1,579,750
20,238	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	10/31/23	4.483	20,107,521

See Accompanying Notes to Financial Statements.
8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials
$5,896	C.H.I. Overhead Doors, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	07/29/22	5.733	$5,874,132
7,367	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	09/30/23	4.990	7,321,357
1,750	NCI Building Systems, Inc., LIBOR 3M + 3.750%(1)	(B+, B2)	04/12/25	6.354	1,729,577
20,696	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B+, B2)	05/08/22	5.483	20,308,013
15,665	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	11/21/24	4.483	15,670,143
26,616	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.860	26,607,770
					102,939,988
Cable & Satellite TV (1.8%)
21,784	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	4.723	21,741,234
21,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	01/15/26	4.723	20,980,995
2,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(4)	(B+, B1)	04/15/25	3.000	2,237,042
7,408	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(B+, B1)	04/15/25	4.973	7,353,514
					52,312,785
Chemicals (10.1%)
5,261	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(4)	(B, B1)	09/13/23	3.250	5,885,237
1,848	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.879	1,851,236
1,392	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.879	1,394,715
20,091	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.601	20,053,006
15,118	Ascend Performance Materials Operations LLC, LIBOR 2M + 5.250%(1)	(B+, B2)	08/12/22	7.791	15,164,887
3,855	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	5.983	3,852,547
1,907	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2)	(CCC, Caa2)	11/18/24	10.483	1,897,898
2,965	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/18/23	5.983	2,962,770
15,359	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	4.351	15,297,962
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC, Caa2)	09/06/22	9.831	1,505,106
7,757	CTC AcquiCo GmbH, EURIBOR 3M + 2.750%(1),(4)	(B, B2)	03/07/25	2.750	8,581,139
3,671	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.851	3,677,422
3,592	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.851	3,599,179
1,935	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(4)	(B-, B3)	09/07/21	3.750	2,109,224
276	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.581	260,880
1,670	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.581	1,578,109

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$12,015	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	5.090	$12,050,065
16,541	H.B. Fuller Co., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	10/20/24	4.487	16,507,868
3,870	Houghton International, Inc., LIBOR 1M + 8.500%(1),(3)	(B-, Caa1)	12/20/20	10.983	3,879,675
17,011	Houghton International, Inc., LIBOR 1M + 3.250%(1),(3)	(B+, B1)	12/20/19	5.733	17,032,371
16,711	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/31/24	4.483	16,659,546
8,395	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(B-, B3)	03/31/25	6.163	8,272,606
3,500	PMHC II, Inc., LIBOR 3M + 7.750%(1),(3)	(CCC+, Caa2)	03/30/26	10.513	3,342,500
16,958	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(1),(3)	(B, B2)	10/15/25	7.348	17,063,484
12,475	PQ Corp., LIBOR 3M + 2.500%(1)	(BB-, B1)	02/08/25	5.083	12,489,128
8,471	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(3)	(BB-, B2)	07/13/23	5.240	8,407,950
7,023	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/26/25	6.629	7,052,572
21,050	Starfruit Finco B.V, LIBOR 1M + 3.250%(1)	(B+, B1)	10/01/25	5.729	21,020,425
14,135	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	5.483	14,190,612
7,709	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	07/01/24	4.733	7,728,065
22,636	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	6.483	21,985,305
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC, Caa2)	10/27/25	10.851	3,878,811
7,169	Zep, Inc., LIBOR 3M + 4.000%(1),(3)	(CCC+, Caa1)	08/12/24	6.601	5,985,810
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Ca)	08/11/25	10.851	1,912,500
					289,130,610
Diversified Capital Goods (1.1%)
3,004	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(BB-, Ba3)	01/02/26	6.979	3,047,563
16,133	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(1),(3)	(B, B2)	11/30/23	6.629	15,447,111
3,437	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(B, B2)	01/28/22	5.851	3,426,616
3,970	Electrical Components International, Inc., LIBOR 3M + 4.250%(1)	(B, B1)	06/26/25	6.851	3,875,713
2,909	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	5.483	2,920,912
1,545	Horizon Global Corp., LIBOR 3M + 6.000%(1)	(CCC, Caa2)	06/30/21	8.601	1,535,155
					30,253,070
Electric - Generation (0.5%)
14,573	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	08/01/25	5.983	14,681,837
Electronics (3.9%)
16,609	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, B1)	10/04/24	5.360	16,484,256
5,940	Brooks Automation, Inc., LIBOR 3M + 3.000%(1)	(BB-, B1)	10/04/24	5.690	5,947,771
2,469	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(3)	(B-, B2)	12/02/24	6.101	2,484,180
26,007	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B2)	05/17/24	4.733	24,628,760

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics
$11,657	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	4.490	$11,668,043
13,851	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	6.351	13,725,259
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(4)	(B-, B2)	01/10/24	3.750	7,815,995
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	06/21/24	4.983	13,093,119
15,719	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	5.483	15,758,365
					111,605,748
Energy - Exploration & Production (0.7%)
5,474	PES Holdings LLC, LIBOR 3M + 6.250%(1),(3)	(B+, Ba2)	12/31/22	8.851	5,418,845
13,956	PES Holdings LLC, LIBOR 3M + 0.500%(1)	(B-, B2)	12/31/22	10.091	10,231,757
3,786	PES Holdings LLC, LIBOR 3M + 8.000%(1),(2),(3)	(NR, NR)	12/31/22	10.601	3,691,188
					19,341,790
Environmental (0.8%)
24,282	GFL Environmental, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	05/30/25	5.483	24,122,833
Food & Drug Retailers (0.3%)
2,999	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(4)	(B, B2)	09/02/24	4.250	2,896,807
2,999	Holland & Barrett International, LIBOR 3M + 5.250%(1),(5)	(B, B2)	09/02/24	6.089	3,345,237
3,251	Smart & Final Stores LLC, LIBOR 3M + 3.500%(1)	(B, Caa1)	11/15/22	6.129	3,258,306
					9,500,350
Food - Wholesale (0.6%)
1,995	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/13/23	5.733	1,931,321
2,992	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/13/23	5.733	2,905,132
9,022	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B+, B2)	10/22/25	6.733	7,898,343
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(4)	(B, B2)	01/31/25	5.750	5,285,980
					18,020,776
Forestry & Paper (0.4%)
10,835	Pregis Holding I Corp., LIBOR 3M + 3.500%(1),(3)	(B, B2)	05/14/21	6.101	10,780,994
Gaming (2.4%)
17,726	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	12/22/24	5.233	17,801,963
7,483	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/05/24	6.483	7,504,590
13,800	Eldorado Resorts LLC, LIBOR 1M + 2.250%(1)	(BB, Ba1)	04/17/24	4.750	13,814,491
4,425	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	03/13/25	5.601	4,452,219
15,000	Jackpotjoy PLC, LIBOR 1M + 5.000%(1),(5)	(B+, B1)	12/06/24	5.731	19,603,736
4,775	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/21/25	4.483	4,779,880
					67,956,879

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gas Distribution (0.4%)
$9,809	Oryx Southern Delaware Holdings LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	02/28/25	5.701	$9,821,648
2,000	Traverse Midstream Partners LLC, LIBOR 3M + 4.000%(1)	(B+, B2)	09/27/24	6.590	1,998,030
					11,819,678
Health Facilities (1.2%)
11,068	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(1)	(B, B3)	02/22/24	8.000	10,473,112
6,484	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	09/02/24	5.740	6,418,061
2,749	Western Dental Services, Inc., LIBOR 1M + 4.500%(1),(3)	(B-, B3)	06/23/23	6.983	2,700,818
14,508	Western Dental Services, Inc., LIBOR 1M + 5.250%(1),(3)	(B-, B3)	06/30/23	7.733	14,181,738
					33,773,729
Health Services (2.1%)
8,000	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B+, B2)	02/27/26	6.233	8,061,680
6,374	Carestream Health, Inc., LIBOR 1M + 5.750%(1)	(B, B1)	02/28/21	8.233	6,254,563
5,231	Radiology Partners Holdings LLC, LIBOR 6M + 4.750%(1)	(B, B2)	07/09/25	7.363	5,248,570
3,750	Radiology Partners Holdings LLC, LIBOR 6M + 4.750%(1)	(NR, NR)	07/09/26	7.395	3,712,500
13,632	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/15/22	5.483	13,558,529
982	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(6)	(NR, NR)	12/31/19	14.601	758,129
1,473	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(6)	(NR, NR)	12/31/19	14.601	1,137,203
1,052	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(3),(6)	(NR, NR)	12/31/19	14.713	811,894
1,262	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(3),(6)	(NR, NR)	12/31/19	14.601	974,272
18,225	VVC Holding Corp., LIBOR 3M + 4.500%(1)	(B, B2)	02/11/26	7.197	18,358,297
					58,875,637
Hotels (1.3%)
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(4)	(B+, B2)	05/07/25	4.500	5,630,344
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(4)	(CCC+, Caa2)	04/30/26	9.000	3,330,582
5,397	ESH Hospitality, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	08/30/23	4.483	5,402,069
8,124	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	5.230	8,021,093
5,334	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	4.233	5,337,303
10,785	Wynn Resorts Ltd., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	10/30/24	4.760	10,718,059
					38,439,450

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage (3.4%)
$13,915	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	6.879	$13,915,291
6,203	Acrisure LLC, LIBOR 3M + 3.750%(1)	(B, B2)	11/22/23	6.379	6,172,109
24,649	Alliant Holdings I, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	05/09/25	5.237	24,278,245
7,580	AssuredPartners, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/22/24	5.733	7,556,619
21,042	Hub International Ltd., LIBOR 3M + 2.750%(1)	(B, B2)	04/25/25	5.336	20,857,557
7,408	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(4)	(B, B2)	12/13/24	3.500	8,270,801
17,483	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	5.483	17,301,350
					98,351,972
Investments & Misc. Financial Services (1.8%)
11,739	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	04/03/24	6.601	11,687,849
19,055	Ditech Holding Corp., Prime + 7.000%(1),(7)	(D, Ca)	06/30/22	12.500	12,254,778
9,835	Fortress Investment Group LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	4.483	9,891,889
4,239	Global Payments, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	10/17/25	4.233	4,240,689
6,729	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(1)	(B+, B2)	12/05/20	7.477	6,750,345
6,000	VFH Parent LLC, LIBOR 1M + 3.500%(1)	(B+, Ba3)	03/01/26	6.126	6,042,000
					50,867,550
Machinery (1.5%)
6,965	Cohu, Inc., LIBOR 3M + 3.000%(1)	(BB-, B1)	10/01/25	5.601	6,908,409
2,342	CPM Holdings, Inc., LIBOR 1M + 3.750%(1),(3)	(B, B2)	11/15/25	6.233	2,342,253
1,977	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2)	(B-, Caa2)	11/15/26	10.733	1,959,712
6,380	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(5)	(CCC+, Caa1)	04/09/20	4.750	6,487,014
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC+, Caa2)	09/06/26	9.233	3,536,451
13,950	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	5.983	13,784,245
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	10/23/25	4.983	8,323,462
					43,341,546
Managed Care (0.3%)
9,220	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	04/02/25	6.000	9,239,865
Media - Diversified (0.4%)
6,234	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	10/20/25	5.733	6,257,754
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1)	(CCC+, Caa1)	10/19/26	9.483	4,987,500
					11,245,254
Media Content (0.3%)
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(4)	(CCC+, Caa2)	06/30/22	8.250	1,971,768
6,201	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(BB-, Ba3)	11/01/23	4.608	6,202,395
					8,174,163

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products (1.4%)
$15,124	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1)	(B-, B3)	06/15/23	7.569	$14,442,992
19,194	Avantor, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	11/21/24	6.233	19,312,485
4,163	Convatec, Inc., LIBOR 3M + 2.000%(1)	(BB, Ba3)	10/25/21	4.601	4,158,129
1,965	Lifescan Global Corp., LIBOR 3M + 6.000%(1)	(B+, B2)	09/27/24	8.658	1,937,981
					39,851,587
Metals & Mining - Excluding Steel (0.4%)
1,740	Global Brass & Copper, Inc., LIBOR 1M + 2.500%(1),(3)	(BB, B1)	05/29/25	4.983	1,742,925
9,287	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B1)	02/12/25	5.983	9,298,414
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(7)	(NR, NR)	02/28/20	8.750	28,233
					11,069,572
Non - Electric Utilities (0.2%)
4,784	BCP Raptor LLC, LIBOR 3M + 4.250%(1)	(B, B3)	06/24/24	6.879	4,637,915
Oil Field Equipment & Services (0.2%)
5,513	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.601	4,426,498
Oil Refining & Marketing (0.8%)
3,500	EG America LLC, LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	04/20/26	10.601	3,454,797
17,325	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(4)	(B, B2)	02/07/25	4.000	19,255,081
					22,709,878
Packaging (2.3%)
3,970	Anchor Glass Container Corp., LIBOR 1M + 2.750%(1)	(B-, B2)	12/07/23	5.226	3,367,613
6,175	Anchor Glass Container Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa1)	12/07/24	10.224	3,530,031
13,948	Berry Global, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	02/08/20	4.231	13,960,363
19,767	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B1)	12/29/23	5.626	19,509,592
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(4)	(B-, B3)	06/30/22	4.750	10,126,594
11,347	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(1)	(B, B3)	11/18/23	6.111	11,158,128
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC+, Caa3)	10/27/25	10.487	3,303,125
					64,955,446
Personal & Household Products (1.9%)
6,946	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	7.233	6,935,632
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1),(2)	(CCC-, Caa3)	02/03/25	12.483	2,377,653
1,750	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B-, B3)	10/31/23	5.250	1,653,863
11,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B-, B3)	10/31/23	5.250	10,395,708
22,552	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(1)	(CCC+, Caa1)	11/08/23	5.973	16,527,111

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products
$6,612	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(1)	(CCC-, Caa3)	11/08/24	10.473	$2,909,475
12,863	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/23	6.352	12,870,603
					53,670,045
Pharmaceuticals (1.1%)
2,182	Alkermes, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	03/23/23	4.740	2,178,291
12,146	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	11/27/25	5.224	12,171,896
16,667	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(B+, Ba3)	04/29/24	6.750	16,523,904
					30,874,091
Real Estate Development & Management (1.6%)
12,564	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.990	12,553,522
981	Capital Automotive LP, LIBOR 1M + 6.000%(1)	(CCC+, B3)	03/24/25	8.483	988,757
8,917	Forest City Enterprises LP, LIBOR 1M + 4.000%(1)	(B+, B2)	12/07/25	6.483	8,995,333
23,000	Hanjin International Corp., LIBOR 1M + 2.500%(1),(3)	(B+, Ba3)	10/18/20	4.987	22,856,250
					45,393,862
Real Estate Investment Trusts (0.3%)
9,307	iStar, Inc., LIBOR 1M + 2.750%(1),(3)	(BB-, Ba2)	06/28/23	5.233	9,318,057
Recreation & Travel (2.1%)
283	Bulldog Purchaser, Inc.(1),(8),(9)	(CCC+, Caa2)	09/04/26	3.875	281,984
1,870	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	09/04/26	10.233	1,861,093
529	Bulldog Purchaser, Inc.(1),(8),(9)	(B+, B2)	09/05/25	3.750	525,954
9,623	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	09/05/25	6.233	9,574,930
9,088	Crown Finance U.S., Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	02/28/25	4.733	9,061,638
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1),(3)	(B, B2)	04/27/25	7.101	9,455,077
7,468	Intrawest Resorts Holdings, Inc., LIBOR 1M + 3.000%(1),(3)	(B, B2)	07/31/24	5.483	7,514,535
3,980	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(5)	(B, B2)	03/03/24	4.982	4,947,324
16,601	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	03/31/24	5.483	16,592,199
					59,814,734
Restaurants (1.3%)
9,594	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	02/16/24	4.733	9,590,660
16,848	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	5.228	16,891,641
3,500	IRB Holding Corp., LIBOR 1M + 3.250%(1)	(B, B2)	02/05/25	5.723	3,498,127
8,538	K-Mac Holdings Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	03/14/25	5.727	8,514,050
					38,494,478

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (8.3%)
$8,762	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	6.101	$8,703,080
4,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.851	4,077,922
4,688	Applied Systems, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	09/19/24	5.483	4,689,951
10,000	CommScope, Inc., LIBOR 1M + 3.250%(1)	(BB, Ba1)	04/06/26	5.733	10,101,550
6,983	Compuware Corp., LIBOR 1M + 3.500%(1)	(B, B1)	08/22/25	5.983	7,037,801
11,458	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	04/26/24	5.240	11,440,333
24,593	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.740	24,630,415
18,500	First Data Corp., LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/26/24	4.481	18,517,390
16,855	Flexera Software LLC, LIBOR 1M + 3.000%(1)	(B-, B1)	02/26/25	5.490	16,859,026
2,846	Flexera Software LLC, LIBOR 1M + 7.250%(1)	(CCC+, Caa1)	02/26/26	9.740	2,835,495
10,395	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B3)	06/28/24	5.851	10,284,768
8,736	Go Daddy Operating Co. LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/15/24	4.483	8,762,485
3,879	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(4)	(B-, B2)	12/01/23	3.500	4,349,610
4,000	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	9.483	4,050,000
5,797	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(4)	(B, B1)	02/01/22	3.250	6,500,626
4,000	Infor (U.S.), Inc., LIBOR 1M + 2.750%(1)	(B, B1)	02/01/22	5.233	4,007,860
11,210	Kronos, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/01/23	5.736	11,240,664
13,905	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	11/19/21	4.733	13,857,404
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	06/21/24	4.983	1,955,583
1,185	Mitchell International, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	12/01/25	9.733	1,166,815
13,759	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B, B3)	04/26/24	6.370	13,716,276
1,515	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B, B3)	04/26/24	6.780	1,526,523
15,777	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	5.233	15,812,602
8,439	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/16/25	4.733	8,455,172
11,806	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/16/25	4.733	11,828,268
10,812	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	06/28/24	4.502	10,839,510
					237,247,129
Specialty Retail (0.5%)
2,881	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(1),(3)	(CCC+, Caa1)	10/03/25	10.239	2,866,595
4,390	Champ Acquisition Corp., LIBOR 3M + 5.500%(1),(3)	(B, B1)	12/12/25	8.101	4,434,149
6,769	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	08/20/21	5.733	6,773,239
					14,073,983
Steel Producers/Products (1.7%)
24,267	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	5.360	24,312,904
23,665	Zekelman Industries, Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	06/14/21	4.734	23,687,010
					47,999,914

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (4.9%)
$14,724	Allied Universal Holdco LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/28/22	6.233	$14,547,954
21,078	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	6.823	20,729,027
20,213	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	03/01/24	5.233	20,236,914
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(4)	(B, B2)	01/08/24	4.500	5,575,485
10,601	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	5.234	10,610,160
6,323	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	4.483	6,321,578
14,274	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(1),(2)	(CCC+, Caa1)	12/20/23	6.979	12,347,135
17,793	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	5.733	17,775,685
1,938	Sprint Industrial Holdings LLC, LIBOR 3M + 6.750%(1),(2)	(CCC, Caa1)	08/15/19	9.351	1,857,270
3,031	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(2),(3)	(C, Caa3)	11/14/19	13.500	1,045,662
14,225	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	4.490	13,795,862
7,336	Tribe Buyer LLC, LIBOR 1M + 4.500%(1),(3)	(B, B2)	02/16/24	6.983	7,336,278
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	08/25/25	10.233	6,616,414
					138,795,424
Telecom - Wireless (1.6%)
16,139	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB+, B1)	04/11/25	4.490	16,068,049
29,224	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	5.000	28,449,706
					44,517,755
Telecom - Wireline Integrated & Services (1.7%)
6,751	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	5.233	6,718,292
15,280	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.733	15,306,740
2,500	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	11/15/24	5.483	2,502,812
23,318	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.733	23,348,644
					47,876,488
Theaters & Entertainment (2.4%)
9,500	AMC Entertainment Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba2)	04/22/26	5.490	9,540,375
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(B-, B2)	07/03/26	6.990	10,328,312
9,396	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	05/08/25	4.990	9,376,556
341	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(2),(3),(6)	(B-, B3)	10/17/22	10.601	322,852

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(4)	(B, B2)	12/06/23	3.000	$7,158,475
2,918	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B, B2)	12/06/23	5.379	2,611,265
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(4)	(B, B2)	12/06/23	3.500	6,643,513
24,573	William Morris Endeavor Entertainment LLC, LIBOR 3M + 2.750%(1)	(B, B2)	05/18/25	5.360	24,032,869
					70,014,217
Transport Infrastructure/Services (0.2%)
7,060	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B2)	03/09/24	5.483	6,567,425
Trucking & Delivery (0.3%)
9,518	Navios Maritime Partners LP, LIBOR 3M + 5.000%(1)	(BB-, B2)	09/14/20	7.600	9,486,311
TOTAL BANK LOANS (Cost $2,327,897,039)					2,280,047,169
CORPORATE BONDS (9.5%)
Aerospace & Defense (0.1%)
3,365	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(10)	(B+, Ba3)	03/15/26	6.250	3,512,219
Auto Parts & Equipment (0.5%)
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B1)	11/15/26	5.625	6,165,791
7,000	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(10)	(B+, Ba3)	05/15/26	6.250	7,306,250
					13,472,041
Brokerage (0.2%)
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 101.88)(10)	(B+, B1)	04/15/21	7.500	5,127,500
Building Materials (1.0%)
23,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/16/19 @ 104.50)(10)	(B-, Caa1)	08/15/20	12.000	24,042,500
5,635	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 102.25)(10)	(CCC+, Caa1)	05/15/23	9.000	5,670,219
					29,712,719

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV (1.0%)
$4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B+, B2)	05/15/26	7.500	$4,070,000
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/31/19 @ 103.31)(10)	(B+, B2)	02/15/23	6.625	775,762
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B2)	05/01/26	7.375	5,078,125
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB, Ba3)	02/01/28	5.375	2,546,875
3,200	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,294,000
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB, Ba3)	10/15/25	6.625	1,065,000
5,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/19 @ 105.16)(10)	(B, B3)	08/15/23	6.875	5,499,375
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	3,391,500
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(B+, B1)	01/15/27	5.500	2,736,825
					28,457,462
Chemicals (0.2%)
4,500	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(10),(11)	(CCC+, Caa1)	06/01/23	8.750	4,488,750
1,750	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,636,250
					6,125,000
Electronics (0.2%)
6,300	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB, Ba2)	02/10/26	4.625	6,331,500
Energy - Exploration & Production (0.4%)
11,000	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(10)	(B, B3)	11/01/23	9.750	11,247,500

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (0.3%)
$5,906	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(BB-, Ba2)	10/01/24	5.125	$5,950,295
2,000	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 103.25)(10)	(CCC+, Caa1)	05/15/23	6.500	2,025,000
1,000	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 101.00)(10),(11)	(CCC+, Caa2)	11/01/21	8.125	1,002,500
					8,977,795
Insurance Brokerage (0.2%)
1,775	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(10)	(B, B2)	02/15/24	8.125	1,859,312
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	4,550,000
					6,409,312
Investments & Misc. Financial Services (0.1%)
3,175	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B-, B3)	05/01/26	8.000	3,355,578
Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 05/31/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	2,025,000
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	977,500
					3,002,500
Media Content (0.1%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/17/19 @ 105.72)(10)	(NR, NR)	06/15/24	7.625	3,718,750
Metals & Mining - Excluding Steel (0.8%)
4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB, Ba2)	01/15/24	4.875	4,761,875

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$6,250	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/31/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	$6,484,375
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(2),(10)	(B, B3)	06/15/22	8.750	12,870,450
					24,116,700
Oil Field Equipment & Services (0.6%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/31/19 @ 101.56)	(B, B3)	05/01/22	6.250	5,530,000
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/31/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	3,517,500
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B3)	02/15/25	8.250	6,895,000
					15,942,500
Oil Refining & Marketing (0.2%)
5,992	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 05/31/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	6,119,330
Packaging (0.4%)
1,600	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(10)	(B, B3)	02/15/25	6.000	1,616,000
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	1,781,250
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(BB-, Ba3)	10/15/25	4.875	7,279,547
					10,676,797
Pharmaceuticals (0.4%)
1,000	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B-, B3)	04/01/26	9.250	1,115,000
1,170	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/19 @ 101.47)(10)	(B-, B3)	05/15/23	5.875	1,183,397
1,685	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba2)	11/01/25	5.500	1,730,815

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$11,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	$7,310,610
					11,339,822
Real Estate Investment Trusts (0.2%)
1,000	iStar, Inc., Senior Unsecured Notes (Callable 05/31/19 @ 103.25)	(BB-, Ba3)	07/01/21	6.500	1,022,500
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	5,050,000
					6,072,500
Recreation & Travel (0.3%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	4,094,000
4,478	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	4,489,195
					8,583,195
Restaurants (0.1%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(10)	(CCC+, B3)	10/15/24	6.750	3,548,550
Software - Services (1.2%)
8,845	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	8,977,675
2,750	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(10)	(B+, B1)	03/01/27	8.250	2,976,875
1,920	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(10)	(BB, Ba1)	03/01/26	6.000	2,037,600
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 05/31/19 @ 102.00), LIBOR 3M + 7.250%(1),(10)	(CCC, NR)	06/30/23	9.840	2,297,344
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 05/13/19 @ 102.88)(10)	(B+, B2)	01/15/24	5.750	5,689,063
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10),(12)	(CCC, Caa1)	12/31/24	7.875	6,632,500
4,187	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 107.88)(10)	(CCC+, Caa1)	03/01/24	10.500	4,563,830
					33,174,887

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail (0.2%)
$3,500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	$3,504,375
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	1,017,500
					4,521,875
Support - Services (0.3%)
6,285	Sotheby's, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(10)	(BB-, Ba3)	12/15/25	4.875	6,159,300
1,900	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(10),(12)	(B+, NR)	05/01/25	7.875	1,888,125
					8,047,425
Tech Hardware & Equipment (0.1%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, B1)	03/15/27	5.000	2,812,500
Telecom - Wireline Integrated & Services (0.1%)
1,800	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(10)	(BB, B1)	11/15/25	4.750	1,764,000
Theaters & Entertainment (0.2%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(12)	(CCC+, B3)	05/15/27	6.125	725,594
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(12)	(CCC+, B3)	11/15/26	5.875	3,543,500
					4,269,094
TOTAL CORPORATE BONDS (Cost $270,857,868)					270,439,051
ASSET BACKED SECURITIES (5.3%)
Collateralized Debt Obligations (5.3%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	7.851	3,447,564
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	7.642	4,614,176
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(10)	(BBB-, NR)	07/20/29	5.492	2,108,430
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	7.992	1,951,462

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	8.051	$2,886,796
4,464	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,489,644
2,695	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,748,302
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	7.982	695,703
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	04/27/27	8.732	1,738,776
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(2),(8),(10),(13)	(NR, NR)	07/20/31	0.000	1,684,834
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	8.451	2,486,046
1,750	CIFC Funding Ltd., 2014-3A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	10/22/31	4.942	1,724,732
5,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	5.342	4,707,090
5,250	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	04/15/31	5.447	5,104,543
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	5.797	3,480,064
5,000	Galaxy CLO XVIII Ltd., 2018 28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	5.597	4,821,650
5,500	Gallatin CLO IX 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 1.050%(1),(10)	(NR, Aaa)	01/21/28	3.642	5,488,136
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	8.001	3,025,631
1,250	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(A, NR)	10/22/28	4.842	1,246,869
2,125	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	10/22/28	5.742	2,121,356
3,000	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(BB-, NR)	10/22/28	8.092	2,921,212
7,000	Greywolf CLO Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(10)	(A, NR)	04/17/30	5.538	7,017,143
1,000	Greywolf CLO Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(10)	(BBB-, NR)	04/17/30	6.538	998,120
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	4.580	5,796,822
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	5.580	3,857,799
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	8.430	4,876,687
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(BB-, NR)	04/26/31	8.336	2,115,417
3,000	Highbridge Loan Management 12-2018 Ltd., 12A-18, Rule 144A, LIBOR 3M + 1.850%(1),(10)	(A, NR)	07/18/31	4.451	2,912,244

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(10)	(A, NR)	03/15/27	4.384	$4,420,346
2,500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	8.101	2,313,290
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	8.677	3,096,655
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	5.447	2,145,924
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	5.558	3,461,787
2,500	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.300%(1),(10)	(NR, A2)	07/20/30	4.892	2,465,163
4,000	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	5.657	4,000,752
4,750	Venture 31 CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	5.412	4,529,880
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	10/22/31	6.092	2,998,377
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	4.992	2,989,611
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	5.901	3,000,657
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A, NR)	04/15/27	4.497	4,464,566
2,000	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	07/20/28	9.342	2,001,285
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	9.592	2,121,316
6,000	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 2.600%(1),(10)	(NR, A2)	06/20/29	5.233	5,986,800
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba3)	06/20/29	8.383	1,409,258
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	5.947	2,960,343
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(2),(8),(10),(13)	(NR, NR)	04/17/30	0.000	2,232,396
1,481	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,474,221
2,469	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.884	2,433,945
TOTAL ASSET BACKED SECURITIES (Cost $155,516,691)					151,573,820
Number of Shares
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(3),(6),(14)				3,029,828
Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(3),(6),(14)				—

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Chemicals (0.1%)
9,785	Huntsman Corp.(2)	$217,618
31,756	Project Investor Holdings LLC(2),(3),(6),(14)	34,614
529,264	Proppants Holdings LLC(2),(3),(6),(14)	4,779,254
		5,031,486
Energy - Exploration & Production (0.1%)
872,375	PES Energy, Inc.(2),(14)	1,744,750
Health Services (0.0%)
160,771	Valitas Health Services, Inc.(3),(6),(14)	1,608
Printing & Publishing (0.0%)
708	F & W Media, Inc.(2),(3),(6),(14)	—
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(3),(6),(14)	8
71	Sprint Industrial Holdings LLC, Class H(2),(3),(6),(14)	1
172	Sprint Industrial Holdings LLC, Class I(2),(3),(6),(14)	1
		10
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(2),(3),(6),(14)	40
TOTAL COMMON STOCKS (Cost $16,868,540)		9,807,722
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(3),(6),(14)	3,970
Diversified Capital Goods (0.0%)
17,726	Horizon Global Corp. expires 06/30/2021(14)	22,689
TOTAL WARRANTS (Cost $68,804)		26,659
SHORT-TERM INVESTMENT (0.3%)
9,013,838	State Street Navigator Securities Lending Government Money Market Portfolio 2.55%(15) (Cost $9,013,838)	9,013,838
TOTAL INVESTMENTS AT VALUE (95.3%) (Cost $2,780,222,780)		2,720,908,259
OTHER ASSETS IN EXCESS OF LIABILITIES (4.7%)		134,611,365
NET ASSETS (100.0%)		$2,855,519,624

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2019.

(2)  Illiquid security (unaudited).
See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

(3)  Security is valued using significant unobservable inputs.

(4)  This security is denominated in Euro.

(5)  This security is denominated in British Pound.

(6)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(7)  Bond is currently in default.

(8)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2019.

(9)  All or a portion is an unfunded loan commitment (See note 2-I).

(10)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to a value of $366,207,412 or 12.8% of net assets.

(11)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(12)  Security or portion thereof is out on loan (See note 2-J).

(13)  Zero-coupon security.

(14)  Non-income producing security.

(15)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2019.

INVESTMENT ABBREVIATIONS

12M = 12 Month

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	66,858,175	USD	77,505,259	10/11/19	Morgan Stanley	$77,505,259	$75,945,389	$(1,559,870)
GBP	34,822,000	USD	45,082,379	10/11/19	Morgan Stanley	45,082,379	45,755,014	672,635
USD	229,115,038	EUR	192,615,402	10/11/19	Morgan Stanley	(229,115,038)	(218,795,255)	10,319,783
USD	84,480,440	GBP	62,863,317	10/11/19	Morgan Stanley	(84,480,440)	(82,600,425)	1,880,015
								$11,312,563

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2019 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,013,838 (Cost $2,780,222,780) (Note 2)	$2,720,908,259[1]
Cash	169,418,997
Foreign currency at value (Cost $7,328,110)	7,283,540
Receivable for investments sold	36,821,477
Interest receivable	15,665,199
Receivable for Fund shares sold	14,123,842
Unrealized appreciation on forward foreign currency contracts (Note 2)	12,872,433
Prepaid expenses and other assets	137,844
Total assets	2,977,231,591
Liabilities
Investment advisory fee payable (Note 3)	1,113,279
Administrative services fee payable (Note 3)	74,065
Shareholder servicing/Distribution fee payable (Note 3)	133,261
Payable for investments purchased	95,132,293
Payable for Fund shares redeemed	10,844,680
Payable upon return of securities loaned (Note 2)	9,013,838
Dividend payable	1,666,197
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,559,870
Unfunded loan commitments (Note 2)	714,907
Trustees' fees payable	21,994
Accrued expenses	1,437,583
Total liabilities	121,711,967
Net Assets
Capital stock, $.001 par value (Note 6)	423,723
Paid-in capital (Note 6)	2,945,405,428
Total distributable earnings (loss)	(90,309,527)
Net assets	$2,855,519,624
I Shares
Net assets	$2,522,041,687
Shares outstanding	374,509,681
Net asset value, offering price and redemption price per share	$6.73
A Shares
Net assets	$228,749,650
Shares outstanding	33,791,110
Net asset value and redemption price per share	$6.77
Maximum offering price per share (net asset value/(1-4.75%))	$7.11
C Shares
Net assets	$104,728,287
Shares outstanding	15,422,450
Net asset value and offering price per share	$6.79

1  Includes $8,885,338 of securities on loan.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2019 (unaudited)

Investment Income
Interest	$94,212,701
Dividends	3,180
Securities lending (net of rebates)	36,365
Total investment income	94,252,246
Expenses
Investment advisory fees (Note 3)	9,638,055
Administrative services fees (Note 3)	244,241
Shareholder servicing/Distribution fees (Note 3)
Class A	312,836
Class C	539,177
Transfer agent fees (Note 3)	1,862,816
Custodian fees	403,367
Commitment fees (Note 4)	319,786
Printing fees	83,812
Registration fees	63,461
Insurance expense	43,482
Legal fees	42,596
Trustees' fees	32,318
Audit and tax fees	32,315
Miscellaneous expense	21,118
Total expenses	13,639,380
Less: fees waived (Note 3)	(1,470,055)
Net expenses	12,169,325
Net investment income	82,082,921
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(32,767,259)
Net realized loss from foreign currency transactions	(1,004,994)
Net change in unrealized appreciation (depreciation) from investments	(27,442,295)
Net change in unrealized appreciation (depreciation) from foreign currency translations	589,820
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	4,701,089
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(55,923,639)
Net increase in net assets resulting from operations	$26,159,282

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
From Operations
Net investment income	$82,082,921	$163,342,483
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	(33,772,253)	5,284,635
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(22,151,386)	(38,440,436)
Net increase in net assets resulting from operations	26,159,282	130,186,682
From Distributions
From distributable earnings
Class I	(73,817,455)	(148,009,901)
Class A	(6,116,058)	(11,246,262)
Class B*	—	(3,343)
Class C	(2,240,204)	(3,827,480)
Net decrease in net assets resulting from distributions	(82,173,717)	(163,086,986)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	532,670,519	1,638,251,437
Reinvestment of dividends	69,555,146	136,274,585
Net asset value of shares redeemed	(1,802,046,736)	(1,270,696,540)
Net increase (decrease) in net assets from capital share transactions	(1,199,821,071)	503,829,482
Net increase (decrease) in net assets	(1,255,835,506)	470,929,178
Net Assets
Beginning of period	4,111,355,130	3,640,425,952
End of period	$2,855,519,624	$4,111,355,130

*  The Class B shares were terminated on December 15, 2017 and are no longer offered.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$6.81[1]	$6.87	$6.77	$6.72	$6.86	$6.94
INVESTMENT OPERATIONS
Net investment income[2]	0.17	0.29	0.28	0.32	0.29	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.08)	(0.06)	0.10	0.05	(0.14)	(0.08)
Total from investment operations	0.09	0.23	0.38	0.37	0.15	0.20
REDEMPTION FEES	—	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.29)	(0.27)	(0.31)	(0.29)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.00)[4]	—
Return of capital	—	—	(0.01)	(0.01)	(0.00)[4]	—
Total dividends and distributions	(0.17)	(0.29)	(0.28)	(0.32)	(0.29)	(0.28)
Net asset value, end of period	$6.73	$6.81[1]	$6.87	$6.77	$6.72	$6.86
Total return[5]	1.39%	3.45%	5.75%	5.79%	2.33%	2.94%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,522,042	$3,704,519	$3,236,360	$2,438,027	$2,167,955	$1,343,741
Ratio of net expenses to average net assets	0.70%[6]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%[6]	0.70%	0.70%	0.70%	0.70%	0.70%[7]
Ratio of net investment income to average net assets	5.13%[6]	4.29%	4.12%	4.87%	4.29%	4.04%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%[6]	0.06%	0.07%	0.11%	0.07%	0.07%
Portfolio turnover rate	11%	45%	64%	48%	46%	57%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

7  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$6.84[1]	$6.90	$6.80	$6.75	$6.89	$6.98
INVESTMENT OPERATIONS
Net investment income[2]	0.16	0.28	0.27	0.31	0.28	0.26
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.07)	(0.06)	0.10	0.05	(0.14)	(0.09)
Total from investment operations	0.09	0.22	0.37	0.36	0.14	0.17
REDEMPTION FEES	—	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.28)	(0.26)	(0.30)	(0.28)	(0.26)
Distributions from net realized gains	—	—	—	—	(0.00)[4]	—
Return of capital	—	—	(0.01)	(0.01)	(0.00)[4]	—
Total dividends and distributions	(0.16)	(0.28)	(0.27)	(0.31)	(0.28)	(0.26)
Net asset value, end of period	$6.77	$6.84[1]	$6.90	$6.80	$6.75	$6.89
Total return[5]	1.42%	3.20%	5.48%	5.52%	2.09%	2.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$228,750	$289,959	$284,456	$227,399	$286,805	$358,095
Ratio of net expenses to average net assets	0.95%[6]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%[6]	0.95%	0.95%	0.95%	0.95%	0.95%[7]
Ratio of net investment income to average net assets	4.88%[6]	4.03%	3.87%	4.63%	4.06%	3.79%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%[6]	0.06%	0.07%	0.11%	0.07%	0.07%
Portfolio turnover rate	11%	45%	64%	48%	46%	57%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

7  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$6.87[1]	$6.92	$6.82	$6.77	$6.91	$7.00
INVESTMENT OPERATIONS
Net investment income[2]	0.14	0.23	0.22	0.26	0.23	0.21
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.08)	(0.05)	0.10	0.05	(0.14)	(0.09)
Total from investment operations	0.06	0.18	0.32	0.31	0.09	0.12
REDEMPTION FEES	—	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.23)	(0.21)	(0.25)	(0.23)	(0.21)
Distributions from net realized gains	—	—	—	—	(0.00)[4]	—
Return of capital	—	—	(0.01)	(0.01)	(0.00)[4]	—
Total dividends and distributions	(0.14)	(0.23)	(0.22)	(0.26)	(0.23)	(0.21)
Net asset value, end of period	$6.79	$6.87[1]	$6.92	$6.82	$6.77	$6.91
Total return[5]	0.90%	2.58%	4.69%	4.73%	1.33%	1.77%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$104,728	$116,877	$118,654	$114,343	$134,433	$170,015
Ratio of net expenses to average net assets	1.70%[6]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%[6]	1.70%	1.70%	1.70%	1.70%	1.70%[7]
Ratio of net investment income to average net assets	4.15%[6]	3.28%	3.13%	3.89%	3.32%	3.04%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%[6]	0.06%	0.07%	0.11%	0.07%	0.07%
Portfolio turnover rate	11%	45%	64%	48%	46%	57%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

7  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2019 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Class B shares were terminated on December 15, 2017 and are no longer offered.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board's ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized

34

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

35

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$2,002,477,418	$277,569,751		$2,280,047,169
Corporate Bonds	—	270,439,051	—		270,439,051
Asset Backed Securities	—	151,573,820	—		151,573,820
Common Stocks	1,962,369	—	7,845,353	(1)	9,807,722	(1)
Warrants	22,689	—	3,970		26,659
Short-term Investments	—	9,013,838	—		9,013,838
	$1,985,058	$2,433,504,127	$285,419,074	(1)	$2,720,908,259	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$12,872,433	$—		$12,872,433
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,559,870	$—		$1,559,870

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities

36

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2018	$212,933,399	$2,317,950 (1)	$8,207,136	$—	$223,458,485 (1)
Accrued discounts (premiums)	564,731	(643)	—	—	564,088
Purchases	43,355,062	—	6,998,381	68,804	50,422,247
Sales	(52,171,859)	(3,801)	—	—	(52,175,660)
Realized gain (loss)	(13,406,565)	3,802	—	—	(13,402,763)
Change in unrealized appreciation (depreciation)	1,505,424	(19,964)	(5,615,414)	(64,834)	(4,194,788)
Transfers into Level 3	141,804,974	—	—	—	141,804,974
Transfers out of Level 3	(57,015,415)	(2,297,344)	(1,744,750)	—	(61,057,509)
Balance as of April 30, 2019	$277,569,751	$—	$7,845,353 (1)	$3,970	$285,419,074 (1)
Net change in unrealized appreciation (depreciation) from investments still held as of April 30,2019	$(1,799,761)	$—	$(2,007,782)	$(64,835)	$(3,872,378)

(1)  Includes zero valued securities

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 4/30/2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Loans	$322,852	Market Approach	Comparable Bond Price	N/A
	$3,681,498	Market Approach	EBITDA Multiples	7.0 (N/A)
	$273,565,401	Vendor pricing	Single Broker Quote	$0.34 – $1.12	($0.99)
Common Stocks	$4,813,868	Market Approach	EBITDA Multiples	3.7 – 6.1	(6.1)
	$10	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A
	$40	Income Approach	Expected Remaining Distribution	$0.00 – $40.00	($0.05)
	$1,608	Market Approach	Enterprise Value	N/A
	$3,029,827	Vendor pricing	Single Broker Quote	N/A
Warrants	$3,970	Market Approach	EBITDA Multiples	5.1 (N/A)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the

37

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2019, $1,744,750 was transferred from Level 3 to Level 1 as a result of availability of a pricing source supported by quoted prices in active markets, $141,804,974 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $59,312,759 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2019 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2019.

38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$12,872,433	$1,559,870	$—	$4,701,089

For the six months ended April 30, 2019, the Fund held an average monthly value on a net basis of $364,864,014 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$12,872,433	$(1,559,870)	$—	$—	$11,312,563

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$1,559,870	$(1,559,870)	$—	$—	$—

(a)  Forward foreign currency contracts are included.

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2019 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2019, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Bulldog Purchaser Inc.	09/04/26	3.875	$249,515
Bulldog Purchaser Inc.	09/05/25	3.750	$465,392

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2019, the Fund had investment securities on loan with a fair value of $8,885,338. Collateral received for securities loaned and a related liability of $9,013,838 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2019, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2019, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $113,915, of which $65,551 was rebated to borrowers (brokers). The Fund retained $36,365 in income from the cash collateral investment, and SSB, as lending agent, was paid $11,999.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2019, investment advisory and administration fees earned and waived by Credit Suisse were $9,638,055 and $1,470,055, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. Prior to April 22, 2019, these expense limitations were voluntary.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2019 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2022
Class I	$78,236	$78,236
Class A	7,129	7,129
Class C	3,234	3,234
Totals	$88,599	$88,599

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $244,241.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2019, the Fund paid Rule 12b-1 distribution fees of $312,836 for Class A shares and $539,177 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2019, the Fund paid $2,001,039, which is included within transfer agent fees.

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For the six months ended April 30, 2019, CSSU and its affiliates advised the Fund that they retained $12,739 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2019 and during the six months ended April 30, 2019, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the six months ended April 30, 2019, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) were $333,744,221 and $1,502,938,791, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions (continued)

Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	72,664,724	$485,818,099	220,405,496	$1,508,511,813
Shares issued in reinvestment of dividends	9,399,854	62,695,661	18,071,264	123,621,374
Shares redeemed	(251,686,328)	(1,680,693,029)	(165,704,354)	(1,134,496,890)
Net increase (decrease)	(169,621,750)	$(1,132,179,269)	72,772,406	$497,636,297
	Class A
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	5,824,892	$39,245,398	15,677,994	$107,844,265
Shares issued in reinvestment of dividends	755,480	5,068,236	1,391,492	9,571,666
Shares redeemed	(15,156,982)	(101,213,406)	(15,913,531)	(109,490,069)
Net increase (decrease)	(8,576,610)	$(56,899,772)	1,155,955	$7,925,862
	Class B1
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	—	$—	226	$1,568
Shares redeemed	—	—	(138,051)	(955,344)
Net decrease	—	$—	(137,825)	$(953,776)
	Class C
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	1,128,802	$7,607,022	3,171,735	$21,895,359
Shares issued in reinvestment of dividends	266,150	1,791,249	446,361	3,079,977
Shares redeemed	(2,996,565)	(20,140,301)	(3,730,669)	(25,754,237)
Net decrease	(1,601,613)	$(10,742,030)	(112,573)	$(778,901)

1  The Class B shares were terminated on December 15, 2017 and are no longer offered.

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	52%
Class A	4	64%
Class C	4	68%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

48

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 7, 2018 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 12 and 13, 2018, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.54% paid by the Fund after taking waivers and breakpoints into account (the "Net Management Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Net Management Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the

49

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, also included credit analysis and research, supervising the day to day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

50

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and slightly outperformed or outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund over various investment periods relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis and reviewed information regarding potential economies of scale (as discussed below), as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the voluntary expense limitation currently in place between the Fund and Credit Suisse. The Board received information

51

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement

52

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

53

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

54

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 21, 2019.

55

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

56

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0419

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2019
  (unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2019 (unaudited)

May 23, 2019

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2019.

Performance Summary
11/1/18 – 04/30/19

Fund & Benchmark	Performance
Class I1	2.35%
Class A1,2	2.27%
Class C1,2	1.94%
Credit Suisse Managed Futures Liquid Index[3]	2.38%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively. 2

Market Review: An interesting period for managed futures

The six-month period ended April 30, 2019 was a positive one for managed futures, with the Credit Suisse Managed Futures Hedge Fund Index gaining 5.77% and the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark, returning 2.38%.

Equity markets made gains in the first quarter of 2019, rebounding from a weak end to 2018, as concerns over the China-US trade dispute eased and major central banks grew more accommodative. The central bank easing also helped Eurozone equities to recover. Worries over economic growth, however, lingered throughout the latter part of the period.

U.S. 10-year Treasury yields fell in the first quarter of 2019 to reach their lowest level since late 2017. Additionally, as a sign of growing caution around economic growth, the three-month Treasury bill yield rose higher than that of 10-year bonds in March.

Commodities had their best quarter in three years, with the Bloomberg Commodity Index making gains as concerns over Crude oil supplies kept demand relatively steady.

Strategic Review and Outlook: Performance through a unique period

In general, the managed futures strategy is designed to profit from both upward and downward trending markets across several asset classes, including commodities, bonds, equities and currencies.

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

For the six-month period ended April 30, 2019, the Fund underperformed the benchmark. Fixed income positions contributed positively to Fund performance, as the dovish tone adopted by central banks pushed global yields down, generating profits from long positions. Following the market turmoil at the end of 2018 that caused a flight to safety, the program entered Q1 2019 with a long bias. Despite the recovery of global markets, yields remained suppressed with weaker economic data signals.

Equity positions, which made positive gains during Q4 2018, were the largest detractors from Fund performance over Q1 2019. The initial January reversal in equity markets created losses in short positions that had scaled with the magnitude of last year's sell-off. As the market recovery gained momentum, the program began paring these short exposures throughout January. The persistence and magnitude of the upward trend reversal caused the program to adopt long positions across underlying markets.

Currencies were the second largest detractor from performance over Q1 2019. The established upward trend in the U.S. Dollar remained above short, medium and longer-term signals at the end of 2018, leading to consensus long positioning across markets and time horizons at the beginning of Q1 2019. Long exposure against the Canadian Dollar was the largest contributor to performance in Q4 2018, as the currency's underperformance gathered momentum in sympathy with the steep decline in oil prices. However, as the upward U.S. Dollar trend subsided, consensus long positions hurt performance.

Commodities also detracted from Fund performance during Q4 2018 and Q1 2019. The reversals in energy, industrial and precious metals markets were primarily responsible for losses in Q1 2019. Relief from concerns over the global growth outlook stoked the upward reversal of growth-sensitive energy and industrial metal commodities, which incurred losses on short positions.

We continue to believe that the unique return profile of managed futures may appeal to investors searching for meaningful portfolio diversifiers that may help mitigate risk and provide uncorrelated returns.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares at least through February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (3.13)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%, was 0.94%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology which seeks to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not directly invest in the Index.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Average Annual Returns as of April 30, 20191

	1 Year	5 Years	Since Inception[2]
Class I	1.42%	3.51%	3.06%
Class A Without Sales Charge	1.23%	3.26%	2.83%
Class A With Maximum Sales Charge	(4.07)%	2.16%	2.00%
Class C Without CDSC	0.53%	2.47%	2.05%
Class C With CDSC	(0.47)%	2.47%	2.05%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.34% for Class I shares, 1.59% for Class A shares and 2.34% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares at least through February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,023.50	$1,022.70	$1,019.40
Expenses Paid per $1,000*	$6.52	$7.77	$11.52
Hypothetical 5% Fund Return
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,018.35	$1,017.11	$1,013.39
Expenses Paid per $1,000*	$6.51	$7.75	$11.48
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Treasury Obligations	100.00%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (58.5%)
$85,000	United States Treasury Bills	(AA+, Aaa)	06/20/19	2.252	$84,719,588
25,000	United States Treasury Bills	(AA+, Aaa)	09/26/19	2.408	24,756,674
35,000	United States Treasury Bills	(AA+, Aaa)	10/24/19	2.386	34,597,033
7,000	United States Treasury Bills	(AA+, Aaa)	01/30/20	2.458	6,876,489
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $150,947,559)					150,949,784
TOTAL INVESTMENTS AT VALUE (58.5%) (Cost $150,947,559)					150,949,784
OTHER ASSETS IN EXCESS OF LIABILITIES (41.5%)					107,269,029
NET ASSETS (100.0%)					$258,218,813

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2019.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2019	715	$27,660,907	$1,607,419
FTSE 100 Index Futures	GBP	Jun 2019	337	32,385,217	708,439
Hang Seng Index Futures	HKD	May 2019	120	22,536,518	(62,538)
Nikkei 225 Index Futures OSE	JPY	Jun 2019	133	26,570,146	606,144
S&P 500 E Mini Index Futures	USD	Jun 2019	139	20,492,075	1,105,302
					$3,964,766
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2019	74	101,477,172	$22,757
10YR U.S. Treasury Note Futures	USD	Jun 2019	715	88,425,391	835,969
EURO Bund Futures	EUR	Jun 2019	382	70,770,470	970,923
Long Gilt Futures	GBP	Jun 2019	349	57,927,274	(81,879)
					$1,747,770
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2019	(536)	(37,830,880)	$(149,094)
CAD Currency Futures	USD	Jun 2019	(605)	(45,226,775)	279,117
EUR Currency Futures	USD	Jun 2019	(265)	(37,320,281)	509,616
GBP Currency Futures	USD	Jun 2019	(557)	(45,496,456)	(352,525)
JPY Currency Futures	USD	Jun 2019	(625)	(70,386,719)	220,256
					$507,370
					$6,219,906

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$15,659,045	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	$—	$—	$(8,782)
USD	23,470,575	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	2,030,988
USD	21,942,823	05/16/19	Goldman Sachs	0.20%	Bloomberg Precious Metals Index	—	—	(105,395)
USD	167,394	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	0
								$1,916,811

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2019 (unaudited)

Assets
Investments at value (Cost $150,947,559) (Note 2)	$150,949,784
Cash	86,908,156
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	20,983,660
Unrealized appreciation on open swap contracts (Note 2)	2,030,988
Receivable for Fund shares sold	150,760
Prepaid expenses	37,587
Total assets	261,060,935
Liabilities
Investment advisory fee payable (Note 3)	222,466
Administrative services fee payable (Note 3)	5,468
Shareholder servicing/Distribution fee payable (Note 3)	7,402
Payable for Fund shares redeemed	1,097,437
Variation margin payable on futures contracts (Note 2)	1,044,597
Unrealized depreciation on open swap contracts (Note 2)	114,177
Net payable for open swap contracts	107,938
Due to custodian for foreign currency at value (cost $2,701)	27,260
Trustees' fees payable	21,994
Accrued expenses	193,383
Total liabilities	2,842,122
Net Assets
Capital stock, $.001 par value (Note 6)	25,799
Paid-in capital (Note 6)	261,455,042
Total distributable earnings (loss)	(3,262,028)
Net assets	$258,218,813
I Shares
Net assets	$226,651,779
Shares outstanding	22,611,493
Net asset value, offering price and redemption price per share	$10.02
A Shares
Net assets	$31,121,735
Shares outstanding	3,140,790
Net asset value and redemption price per share	$9.91
Maximum offering price per share (net asset value/(1-5.25%))	$10.46
C Shares
Net assets	$445,299
Shares outstanding	47,030
Net asset value and offering price per share	$9.47

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2019 (unaudited)

Investment Income
Interest	$2,311,487
Expenses
Investment advisory fees (Note 3)	1,424,026
Administrative services fees (Note 3)	20,579
Shareholder servicing/Distribution fees (Note 3)
Class A	52,183
Class C	4,022
Transfer agent fees (Note 3)	201,318
Registration fees	37,187
Custodian fees	33,182
Trustees' fees	32,318
Audit and tax fees	25,592
Printing fees	23,223
Legal fees	20,595
Commitment fees (Note 4)	4,999
Insurance expense	3,095
Miscellaneous expense	4,488
Total expenses	1,886,807
Less: fees waived (Note 3)	(50,569)
Net expenses	1,836,238
Net investment income	475,249
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(11,374)
Net realized gain from futures contracts	7,685,246
Net realized gain from swap contracts	1,507,791
Net change in unrealized appreciation (depreciation) from investments	174,970
Net change in unrealized appreciation (depreciation) from futures contracts	(304,168)
Net change in unrealized appreciation (depreciation) from swap contracts	(4,094,998)
Net change in unrealized appreciation (depreciation) from foreign currency translations	128,622
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	5,086,089
Net increase in net assets resulting from operations	$5,561,338

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
From Operations
Net investment income (loss)	$475,249	$(776,276)
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	9,181,663	(32,732,738)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(4,095,574)	8,251,052
Net increase (decrease) in net assets resulting from operations	5,561,338	(25,257,962)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	85,381,698	242,032,418
Net asset value of shares redeemed	(112,558,497)	(240,538,724)
Net increase (decrease) in net assets from capital share transactions	(27,176,799)	1,493,694
Net decrease in net assets	(21,615,461)	(23,764,268)
Net Assets
Beginning of period	279,834,274	303,598,542
End of period	$258,218,813	$279,834,274

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.79	$10.49	$10.94	$11.53	$10.85[1]	$10.36
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.02	(0.02)	(0.10)	(0.15)	(0.16)	(0.17)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.21	(0.68)	(0.06)	0.49	1.51	0.95
Total from investment operations	0.23	(0.70)	(0.16)	0.34	1.35	0.78
REDEMPTION FEES	—	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.52)	(0.04)	—
Distributions from net realized gains	—	—	(0.29)	(0.41)	(0.63)	(0.29)
Total dividends and distributions	—	—	(0.29)	(0.93)	(0.67)	(0.29)
Net asset value, end of period	$10.02	$9.79	$10.49	$10.94	$11.53	$10.85[1]
Total return[4]	2.35%	(6.67)%	(1.60)%	3.12%	12.88%	7.73%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$226,652	$227,703	$201,478	$127,597	$72,606	$69,190
Ratio of net expenses to average net assets	1.30%[5]	1.30%	1.30%	1.30%	1.32%	1.71%
Ratio of net investment income (loss) to average net assets	0.39%[5]	(0.15)%	(0.99)%	(1.29)%	(1.31)%	(1.68)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[5]	0.03%	0.09%	0.05%	0.15%	0.10%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.69	$10.41	$10.88	$11.47	$10.80	$10.35
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.05)	(0.12)	(0.17)	(0.19)	(0.20)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.21	(0.67)	(0.06)	0.48	1.50	0.94
Total from investment operations	0.22	(0.72)	(0.18)	0.31	1.31	0.74
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.49)	(0.01)	—
Distributions from net realized gains	—	—	(0.29)	(0.41)	(0.63)	(0.29)
Total dividends and distributions	—	—	(0.29)	(0.90)	(0.64)	(0.29)
Net asset value, end of period	$9.91	$9.69	$10.41	$10.88	$11.47	$10.80
Total return[3]	2.27%	(6.92)%	(1.79)%	2.87%	12.47%	7.35%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$31,122	$50,474	$98,756	$38,060	$20,200	$3,294
Ratio of net expenses to average net assets	1.55%[4]	1.55%	1.55%	1.55%	1.56%	1.96%
Ratio of net investment income (loss) to average net assets	0.12%[4]	(0.50)%	(1.20)%	(1.54)%	(1.55)%	(1.93)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.03%	0.09%	0.05%	0.15%	0.10%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.29	$10.06	$10.60	$11.19	$10.62	$10.25
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.12)	(0.20)	(0.25)	(0.27)	(0.27)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.21	(0.65)	(0.05)	0.48	1.47	0.93
Total from investment operations	0.18	(0.77)	(0.25)	0.23	1.20	0.66
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.41)	—	—
Distributions from net realized gains	—	—	(0.29)	(0.41)	(0.63)	(0.29)
Total dividends and distributions	—	—	(0.29)	(0.82)	(0.63)	(0.29)
Net asset value, end of period	$9.47	$9.29	$10.06	$10.60	$11.19	$10.62
Total return[3]	1.94%	(7.65)%	(2.52)%	2.13%	11.60%	6.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$445	$1,658	$3,365	$3,667	$2,920	$1,558
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.30%	2.32%	2.71%
Ratio of net investment loss to average net assets	(0.66)%[4]	(1.22)%	(2.01)%	(2.29)%	(2.31)%	(2.68)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.04%	0.09%	0.05%	0.15%	0.10%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2019 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve an investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2019, the Fund held $13,467,443 in the Subsidiary, representing 5.2% of the Fund's consolidated net assets. For the six months ended April 30, 2019, the net realized gain on securities and other financial instruments held in the Subsidiary was $1,507,791.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$150,949,784	$—	$150,949,784
	$—	$150,949,784	$—	$150,949,784
Other Financial Instruments*
Futures Contracts	$6,865,942	$—	$—	$6,865,942
Swap Contracts**	—	2,030,988	—	2,030,988
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$646,036	$—	$—	$646,036
Swap Contracts**	—	114,177	—	114,177

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2019 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts	$1,008,989	$501,619	$554,666	$(5,035,500)
Index Contracts
Futures contracts	4,027,304	62,538	(1,316,797)	4,172,048
Swap contracts	2,030,988	114,177	1,507,791	(4,094,998)
Interest rate
Futures contracts	1,829,649	81,879	8,447,377	559,284
Total	$8,896,930	$760,213	$9,193,037	$(4,399,166)

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The notional amount of futures contracts and swap contracts open at April 30, 2019 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2019, the Fund held average monthly notional values on a net basis of $494,313,234, $319,194,169 and $70,910,684 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$2,030,988	$(114,177)	$—	$—	$1,916,811

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$114,177	$(114,177)	$—	$—	$—

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income,

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the amount of restricted cash held at brokers related to open futures contracts was $18,933,660.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the amount of restricted cash held at brokers related to open swap contracts was $2,050,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2019 and during the six months ended April 30, 2019, there were no securities out on loan.
23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2019, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,424,026 and $50,569, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2020.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2019 are as follows:

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$139,829	$479	$76,199	$37,859	$25,292
Class A	49,942	178	32,707	12,286	4,771
Class C	2,392	28	1,765	511	88
Totals	$192,163	$685	$110,671	$50,656	$30,151

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $20,579.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2019, the Fund paid Rule 12b-1 distribution fees of $52,183 for Class A shares and $4,022 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2019, the Fund paid $154,938, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2019, CSSU and its affiliates advised the Fund that they retained $27 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2019 and during the six months ended April 30, 2019, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	7,945,577	$79,042,872	20,225,666	$210,356,002
Shares redeemed	(8,596,498)	(84,695,716)	(16,168,919)	(164,239,926)
Net increase (decrease)	(650,921)	$(5,652,844)	4,056,747	$46,116,076
	Class A
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	640,187	$6,295,226	3,018,697	$31,323,369
Shares redeemed	(2,709,239)	(26,601,653)	(7,297,035)	(74,465,595)
Net decrease	(2,069,052)	$(20,306,427)	(4,278,338)	$(43,142,226)
	Class C
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	4,738	$43,600	34,802	$353,047
Shares redeemed	(136,112)	(1,261,128)	(190,957)	(1,833,203)
Net decrease	(131,374)	$(1,217,528)	(156,155)	$(1,480,156)

On April 30, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	83%
Class A	2	58%
Class C	6	68%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

28

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 7, 2018 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 12 and 13, 2018, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2020.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services

29

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, also included credit analysis and research, supervising the day to day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts such as separate accounts offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund underperformed its Performance Universe for the one-year period reported, and had varying performance compared to its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund's asset levels continue to grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

33

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

34

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 21, 2019.

35

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

36

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0419

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2019
  (unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2019 (unaudited)

May 24, 2019

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2019.

Performance Summary
11/1/2018 – 04/30/2019

Fund & Benchmark	Performance
Class I1	2.75%
Class A1,2	2.67%
Credit Suisse Hedge Fund Index[3]	3.54%
Credit Suisse Liquid Alternative Beta Index[4]	4.19%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: A positive, yet challenging period for multi-alternative strategies

The six-month period ended April 30, 2019 was overall a positive one for multi-alternative strategies, with the Credit Suisse Hedge Fund Index, the Fund's benchmark, gaining 3.54%. Following the market drawdown at the end of last year, markets regained confidence that formed into a broader recovery.

Equity markets made gains in the first quarter of 2019, rebounding from a weak end to 2018, as concerns over the China-US trade dispute eased and major central banks grew more accommodative. The central bank easing also helped Eurozone equities to recover. Worries over economic growth, however, lingered throughout the latter part of the period.

U.S. 10-year Treasury yields fell in the first quarter of 2019 to reach their lowest level since late 2017. Additionally, as a sign of growing caution around economic growth, the three-month Treasury bill yield rose higher than that of 10-year bonds in March.

Commodities had their best quarter in three years, with the Bloomberg Commodity Index making gains as concerns over Crude oil supplies kept demand relatively steady.

Strategic Review and Outlook: Positive results from a mixed period

For the six-month period ended April 30, 2019 the Fund's Class I shares returned 2.75%, while the Credit Suisse Hedge Fund Index returned 3.54% and

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

the Credit Suisse Liquid Alternative Beta Index returned 4.19%. While maintaining a risk-balanced allocation, the portfolio benefited from a shift toward strategies that capitalized on the increased risk appetite in the market.

The sharp sell-off at the end of 2018 challenged value strategies. This was moderated by the harvesting of market trend/momentum strategies.

The seasonal commodity dynamics strategy — which is designed to harvest the seasonal relative performance differentials of fundamentally-linked pairs across the commodity complex — was the largest contributor to performance during Q1 2019.

A strategy designed to harvest the relative outperformance of companies that engage in equity buyback programs — also contributed positively during Q1 2019. The strategy was supported by robust equity buyback activity following the corporate tax cut.

Trend in short-term rates was another positive contributor during Q1 2019. The strategy had identified the gradual rate hiking cycle in the US, while the European Central Bank ("ECB") maintained rates in a 'lower for longer' approach.

Credit Developed Markets ("DM") carry exposures detracted from performance in Q4 2018. The convergence of equity turmoil, sliding oil prices, and fears over mounting corporate debt loads (since the Fed was signaling that it would raise rates faster than expectations) caused spreads to finish 2018 at the widest levels since 2016.

We continue to believe that the unique return profile of multi-alternative strategies may appeal to investors searching for meaningful performance drivers which draw on many hedge fund styles and which have historically offered diversification benefits to traditional portfolios.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of (5.25%), was (2.72)%.

3  Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced quarterly, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Average Annual Returns as of April 30, 20191

	1 Year	5 Years	Since Inception[2]
Class I	2.24%	1.97%	2.39%
Class A Without Sales Charge	1.96%	1.72%	2.13%
Class A With Maximum Sales Charge	(3.37)%	0.62%	1.36%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.04% for Class I shares and 2.29% for Class A shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2019

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/18	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,027.50	$1,026.70
Expenses Paid per $1,000*	$4.27	$5.53
Hypothetical 5% Fund Return
Beginning Account Value 11/01/18	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,020.58	$1,019.34
Expenses Paid per $1,000*	$4.26	$5.51
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Investment Type Breakdown*

Exchange-Traded Fund	3.32%
United States Treasury Obligations	96.68
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

6

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2019 (unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND (1.7%)
UNITED STATES (1.7%)
Diversified Financial Services (1.7%)
Alerian MLP ETF(1) (Cost $1,357,361)	135,804	$1,349,892

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(2)
UNITED STATES TREASURY OBLIGATIONS (49.4%)
$20,000	United States Treasury Bills	(AA+, Aaa)	01/02/20	2.458	19,681,566
20,000	United States Treasury Bills	(AA+, Aaa)	01/30/20	2.458	19,647,111
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $39,289,911)					39,328,677

	Number of Shares
SHORT-TERM INVESTMENT (1.7%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.55%(3) (Cost $1,366,325)	1,366,325	1,366,325
TOTAL INVESTMENTS AT VALUE (52.8%) (Cost $42,013,597)		42,044,894
OTHER ASSETS IN EXCESS OF LIABILITIES (47.2%)		37,616,112
NET ASSETS (100.0%)		$79,661,006

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security or portion thereof is out on loan (See note 2-M).

(2)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2019.

(3)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2019.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	764,225	USD	861,965	06/19/19	JPMorgan Chase	$861,965	$859,961	$(2,004)
GBP	441,952	USD	577,362	06/19/19	JPMorgan Chase	577,362	577,622	260
USD	872,776	EUR	764,225	06/19/19	JPMorgan Chase	(872,776)	(859,961)	12,815
USD	589,317	GBP	441,952	06/19/19	JPMorgan Chase	(589,317)	(577,622)	11,695
								$22,766

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Sep 2019	62	$4,396,420	$(31,233)

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index Futures	GBP	Jun 2019	26	$2,498,563	$3,138
Hang Seng Index Futures	HKD	May 2019	9	1,690,239	(4,798)
Nikkei 225 Index Futures OSE	JPY	Jun 2019	10	1,997,755	18,340
					$16,680
Industrial Metals
LME Nickel Futures	USD	May 2019	107	7,798,695	$(402,933)
LME Nickel Futures	USD	Jul 2019	54	3,949,884	(268,137)
LME Primary Aluminum Futures	USD	May 2019	246	10,903,950	(646,172)
LME Primary Aluminum Futures	USD	Jul 2019	124	5,558,300	(352,660)
LME Zinc Futures	USD	May 2019	136	9,911,000	359,763
LME Zinc Futures	USD	Jul 2019	69	4,902,450	(46,774)
					$(1,356,913)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Jun 2019	56	7,678,851	$1,804
10YR U.S. Treasury Note Futures	USD	Jun 2019	54	6,678,281	10,841
EURO Bund Futures	EUR	Jun 2019	29	5,372,627	4,158
Long Gilt Futures	GBP	Jun 2019	27	4,481,480	(5,110)
					$11,693
Livestock
Lean Hogs Futures	USD	Jul 2019	34	1,256,300	$(24,001)
Live Cattle Futures	USD	Aug 2019	40	1,788,400	(26,894)
					$(50,895)
Precious Metals
Gold100 OZ Futures	USD	Aug 2019	45	5,812,650	$11,991
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2019	(62)	(4,467,720)	$32,038
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2019	(41)	(2,893,780)	$(9,977)
CAD Currency Futures	USD	Jun 2019	(44)	(3,289,220)	(11,823)
EUR Currency Futures	USD	Jun 2019	(19)	(2,675,794)	(3,199)
GBP Currency Futures	USD	Jun 2019	(43)	(3,512,294)	(31,874)
JPY Currency Futures	USD	Jun 2019	(47)	(5,293,081)	(24,875)
					$(81,748)

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2019	(324)	$(12,534,453)	$(832,454)
S&P 500 E Mini Index Futures	USD	Jun 2019	(149)	(21,966,325)	(1,443,512)
					$(2,275,966)
Industrial Metals
LME Nickel Futures	USD	May 2019	(107)	(7,798,695)	$366,002
LME Nickel Futures	USD	Jul 2019	(54)	(3,949,884)	304,377
LME Primary Aluminum Futures	USD	May 2019	(246)	(10,903,950)	655,778
LME Primary Aluminum Futures	USD	Jul 2019	(124)	(5,558,300)	254,933
LME Zinc Futures	USD	May 2019	(136)	(9,911,000)	(487,037)
LME Zinc Futures	USD	Jul 2019	(69)	(4,902,450)	68,638
					$1,162,691
Livestock
Lean Hogs Futures	USD	Jun 2019	(34)	(1,199,860)	$18,329
Live Cattle Futures	USD	Jun 2019	(40)	(1,828,000)	24,836
					$43,165
Precious Metals
Gold100 OZ Futures	USD	Jun 2019	(45)	(5,785,650)	$(12,289)
					$(2,530,786)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$15,737,845	01/17/20	Barclays Bank PLC	Barclays WSVC Strategy(a)	0.60%	$—	$—	$367,239
USD	34,189,018	03/11/20	Barclays Bank PLC	Barclays Hedging Insights Index(b)	0.15%	—	—	222,047
USD	5,360,000	06/20/19	BNP Paribas	2.63%	iBoxx $ Liquid High Yield Index	—	—	(500,173)
USD	9,927,032	10/24/19	BNP Paribas	BNP Paribas CPS 2x1 D15 US Index ER	0.35%	—	—	2,289
USD	4,260,000	12/20/19	BNP Paribas	2.63%	iBoxx $ Liquid High Yield Index	—	—	(273,894)
GBP	6,822,418	02/21/20	BNP Paribas	GBP Custom Equity Basket(b)	1.23%	—	—	(68,187)

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
EUR	$4,699,946	02/21/20	BNP Paribas	EUR Custom Equity Basket(b)	1.00%	$—	$—	$(7,665)
CAD	1,751,461	02/21/20	BNP Paribas	CAD Basket(b)	2.08%	—	—	7,990
DKK	1,957,085	02/21/20	BNP Paribas	DKK Custom Equity Basket(b)	1.00%	—	—	(6,705)
USD	30,974,151	10/24/19	Citigroup	Citi Pure Estimates Momentum US Long- Short TR Index(b)	0.95%	—	—	(151,059)
USD	65,177,963	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(c)	0.00%	—	—	(872,945)
USD	1,203,340	05/16/19	Goldman Sachs	Bloomberg Energy Index	0.20%	—	—	(1,046)
USD	1,642,409	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	31,078
USD	319,535	05/16/19	Goldman Sachs	Bloomberg Industrial Metals Index	0.20%	—	—	(9,927)
USD	1,682,762	05/16/19	Goldman Sachs	0.20%	Bloomberg Precious Metals Index	—	—	(6,036)
USD	11,200,000	06/20/19	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.63%	—	—	358,208
USD	84,934	07/01/19	Goldman Sachs	Connecticut Water Service, Inc.	2.85%	—	—	(456)
USD	27,000,001	09/20/19	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.63%	—	—	2,117,033
USD	1,800,000	09/20/19	Goldman Sachs	2.63%	Markit iBoxx USD Liquid Leveraged Loan Index	—	—	(136,321)
USD	869,138	10/24/19	Goldman Sachs	Goldman Sachs RP 72 Long Short Series Index(d)	0.00%	—	—	(446)
USD	35,598,736	10/24/19	Goldman Sachs	Goldman Sachs RP 73 Long Short Series Index(e)	0.00%	—	—	66,288
USD	248,896	11/14/19	Goldman Sachs	Finisar Corp.	2.85%	—	—	1,245
USD	91,212	11/14/19	Goldman Sachs	2.10%	II-VI, Inc.	—	—	(460)

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
CHF	$396,389	11/15/19	Goldman Sachs	Ceva Logistics AG	1.00%	$—	$—	$(37,505)
GBP	387,827	11/28/19	Goldman Sachs	BTG PLC	1.18%	—	—	1,114
USD	451,733	12/06/19	Goldman Sachs	Tribune Media Co.	2.85%	—	—	196
USD	271,966	01/09/20	Goldman Sachs	Luxoft Holding, Inc.	2.85%	—	—	(1,482)
USD	492,556	01/23/20	Goldman Sachs	First Data Corp. Class A	2.85%	—	—	(15,853)
USD	501,868	01/23/20	Goldman Sachs	2.10%	Fiserv, Inc.	—	—	14,633
GBP	364,556	01/30/20	Goldman Sachs	RPC Group PLC	1.18%	—	—	(1,384)
GBP	492,837	02/07/20	Goldman Sachs	BTG PLC	1.18%	—	—	1,416
GBP	534,547	02/07/20	Goldman Sachs	RPC Group PLC	1.18%	—	—	(2,029)
USD	565,582	02/07/20	Goldman Sachs	First Data Corp. Class A	2.85%	—	—	(18,204)
USD	93,689	02/07/20	Goldman Sachs	Connecticut Water Service, Inc.	2.85%	—	—	(503)
USD	576,362	02/07/20	Goldman Sachs	2.10%	Fiserv, Inc.	—	—	16,805
USD	271,951	02/07/20	Goldman Sachs	Finisar Corp.	2.85%	—	—	1,360
USD	99,655	02/07/20	Goldman Sachs	2.10%	II-VI, Inc.	—	—	(503)
USD	897,989	02/13/20	Goldman Sachs	2.10%	BB&T Corp.	—	—	(52,539)
USD	883,814	02/13/20	Goldman Sachs	Suntrust Banks, Inc.	2.85%	—	—	54,907
USD	562,850	02/27/20	Goldman Sachs	Spark Therapeutics, Inc.	2.85%	—	—	(29,400)
USD	190,614	02/27/20	Goldman Sachs	Multi-Color Corp.	2.85%	—	—	(495)
USD	416,343	04/03/20	Goldman Sachs	2.10%	Centene Corp.	—	—	31,912
USD	624,783	04/03/20	Goldman Sachs	Wellcare Health Plans, Inc.	2.85%	—	—	(54,863)
USD	21,833,265	04/03/20	Goldman Sachs	US Equity Buyback Basket(f)	2.82%	—	—	426,448
EUR	141,924	04/17/20	Goldman Sachs	Wessanen	0.08%	—	—	(1,767)
USD	917,441	04/17/20	Goldman Sachs	Advanced Disposal Services, Inc.	2.86%	—	—	(10,239)
USD	922,936	04/17/20	Goldman Sachs	Anadarko Petroleum Corp.	2.86%	—	—	127,051

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$180,216	04/17/20	Goldman Sachs	Global Brass & Copper Holdings, Inc.	2.86%	$—	$—	$(1,667)
USD	670,718	04/17/20	Goldman Sachs	2.10%	Chevron Corp.	—	—	1,143
EUR	41,470	04/20/20	Goldman Sachs	Wessanen	0.08%	—	—	(578)
GBP	288,455	04/24/20	Goldman Sachs	BTG PLC	1.00%	—	—	90
GBP	292,800	04/24/20	Goldman Sachs	RPC Group PLC	1.00%	—	—	(169)
USD	294,454	04/24/20	Goldman Sachs	Advanced Disposal Services, Inc.	1.00%	—	—	228
USD	334,318	04/24/20	Goldman Sachs	Anadarko Petroleum Corp.	1.00%	—	—	6,765
USD	223,560	04/24/20	Goldman Sachs	1.00%	BB&T Corp.	—	—	(6,123)
USD	214,196	04/24/20	Goldman Sachs	1.00%	Chevron Corp.	—	—	(3,233)
USD	245,423	04/24/20	Goldman Sachs	First Data Corp. Class A	1.00%	—	—	2,058
USD	242,556	04/24/20	Goldman Sachs	1.00%	Fidelity National Information Services	—	—	(8,433)
USD	250,922	04/24/20	Goldman Sachs	1.00%	Fiserv, Inc.	—	—	(2,074)
USD	221,090	04/24/20	Goldman Sachs	Suntrust Banks, Inc.	1.00%	—	—	5,733
USD	262,809	04/24/20	Goldman Sachs	Worldpay, Inc. Class A	1.00%	—	—	10,408
USD	1,400,000	05/09/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	3.15%	—	—	26,000
USD	6,000,000	05/09/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	3.10%	—	—	102,591
USD	1,500,000	05/09/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	3.09%	—	—	18,640
USD	9,200,000	06/20/19	JPMorgan Chase	2.63%	iBoxx $ Liquid High Yield Index	—	—	(708,035)
USD	7,900,000	07/25/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	1.00%	—	—	(54,412)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$43,608,585	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	$—	$—	$93,682
USD	36,036,359	08/16/19	JPMorgan Chase	J.P. Morgan Helix 3 Index	0.60%	—	—	25,221
USD	10,739,135	08/16/19	JPMorgan Chase	J.P. Morgan JPVLBTYU Index	0.00%	—	—	1,326
USD	4,400,000	09/20/19	JPMorgan Chase	JPMorgan 2.63%	iBoxx $ Liquid High Yield Index	—	—	(472,591)
USD	1,870,000	09/20/19	JPMorgan Chase	Markit iBoxx USD Liquid Leveraged Loan Index	2.63%	—	—	59,447
USD	11,200,000	09/20/19	JPMorgan Chase	iBoxx $ Liquid High Yield Index	1.00%	—	—	19,889
USD	80,949	12/09/19	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.82%	—	—	1,449
USD	256,952	01/27/20	JPMorgan Chase	Navigators Group, Inc.	2.82%	—	—	147
USD	297,166	03/09/20	JPMorgan Chase	Luxoft Holding, Inc.	2.82%	—	—	(1,619)
USD	282,868	03/09/20	JPMorgan Chase	Navigators Group, Inc.	2.82%	—	—	599
USD	89,276	03/09/20	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.82%	—	—	1,599
USD	498,236	03/09/20	JPMorgan Chase	Tribune Media Co.	2.82%	—	—	216
USD	880,856	04/13/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.82%	—	—	10,447
USD	597,999	04/27/20	JPMorgan Chase	2.07%	Cousins Properties, Inc.	—	—	7,405
USD	911,882	04/27/20	JPMorgan Chase	2.07%	Fidelity National Information Services	—	—	(20,427)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$595,384	04/27/20	JPMorgan Chase	Tier REIT, Inc.	2.82%	$—	$—	$(8,491)
USD	985,595	04/27/20	JPMorgan Chase	Worldpay, Inc. Class A	2.82%	—	—	29,444
USD	186,916	05/04/20	JPMorgan Chase	Quantenna Communicati- ons, Inc.	2.82%	—	—	1,626
DKK	976,737	05/04/20	JPMorgan Chase	1%	DSV AS	—	—	(58,855)
CHF	960,093	05/04/20	JPMorgan Chase	Panalpina Welttransport - REG	1.00%	—	—	70,362
CHF	269,404	05/25/20	JPMorgan Chase	Panalpina Welttransport - REG	1.00%	—	—	13,928
DKK	275,827	05/25/20	JPMorgan Chase	1.00%	DSV A/S	—	—	(15,936)
USD	248,733	05/26/20	JPMorgan Chase	Mellanox Technologies Ltd.	1.00%	—	—	(1,276)
USD	229,768	05/26/20	JPMorgan Chase	Tribune Media Co.	1.00%	—	—	(107)
USD	9,326,416	03/09/20	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.10%	—	—	(13,179)
USD	3,522,071	03/09/20	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.15%	—	—	(57,138)
								$663,273

(a)  The index intends to provide exposure to a variance swap with underlying S&P 500 Index.

(b)  Non-public index, constituents are available on the Fund's website.

(c)  The DB Trend Intraday Equity Index is a proprietary index of Deutsche Bank AG intended to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index)

(d)  The Goldman Sachs RP Equity World Long Short Series 72 Excess Return Strategy intends to provide a synthetic exposure to the performance of a basket comprising three (3) underlying assets weighted by their relevant quantities, (i) a long position in the Goldman Sachs Equity Single Factor Momentum Max Net Total Return Index (ii) a short position in the MSCI Daily TR Gross World USD (iii) a short position in the USD Goldman Sachs Overnight Money Market Index. The Strategy is denominated in USD and is calculated on an "excess return" basis and does not include any synthetic interest rate that could be earned on any cash deposit. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Reference Entity	Total Weight	Shares(1)	Notional(1)
Index
MSCI Daily TR Gross World USD Index	-102.02%	(98)	$(886,252)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Reference Entity	Total Weight	Shares(1)	Notional(1)
Common Stock
AUSTRALIA
Materials
BHP GROUP LTD	0.92%	305	$8,024
CANADA
Financials
TORONTO-DOMINION BANK	0.98%	150	8,534
Health Care
CANOPY GROWTH CORP	1.11%	192	9,677
FRANCE
Consumer Discretionary
LVMH MOET HENNESSY LOUIS VUI	1.06%	24	9,231
Industrials
AIRBUS SE	0.98%	63	8,538
SAFRAN SA	0.83%	49	7,172
GREAT BRITAIN
Materials
BHP GROUP PLC	0.93%	344	8,118
RIO TINTO PLC	0.93%	139	8,105
JAPAN
Communication Services
SOFTBANK GROUP CORP	0.88%	74	7,628
Consumer Discretionary
TOYOTA MOTOR CORP	1.01%	142	8,781
FAST RETAILING CO LTD	1.01%	15	8,775
Industrials
RECRUIT HOLDINGS CO LTD	0.79%	229	6,845
UNITED STATES
Communication Services
NETFLIX INC	1.26%	30	10,951
IAC/INTERACTIVECORP	0.97%	37	8,411
VERIZON COMMUNICATIONS INC	0.86%	131	7,469
Consumer Discretionary
AMAZON.COM INC	1.49%	7	12,947
GENERAL MOTORS CO	1.00%	224	8,727
NIKE INC-CL B	1.00%	99	8,665
CHIPOTLE MEXICAN GRILL INC	0.97%	12	8,429
LULULEMON ATHLETICA INC	0.85%	42	7,406
Consumer Staples
PROCTER & GAMBLE CO/THE	1.02%	83	8,858
MCCORMICK & CO-NON VTG SHRS	1.01%	57	8,745
ARCHER-DANIELS-MIDLAND CO	0.94%	183	8,169
Energy
CONOCOPHILLIPS	0.93%	127	8,047
HOLLYFRONTIER CORP	0.76%	139	6,626
Financials
BANK OF AMERICA CORP	1.98%	563	17,215
JPMORGAN CHASE & CO	1.81%	136	15,743
PROGRESSIVE CORP	1.10%	122	9,512
AMERICAN EXPRESS CO	1.07%	79	9,292
BERKSHIRE HATHAWAY INC-CL B	1.06%	42	9,208

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Reference Entity	Total Weight	Shares(1)	Notional(1)
CME GROUP INC	0.96%	46	$8,301
Health Care
PFIZER INC	1.16%	248	10,053
ANTHEM INC	0.88%	29	7,610
UNITEDHEALTH GROUP INC	0.86%	32	7,488
MERCK & CO. INC.	0.77%	85	6,726
Industrials
BOEING CO/THE	2.05%	47	17,822
CSX CORP	1.07%	117	9,283
UNITED CONTINENTAL HOLDINGS	1.05%	103	9,146
WW GRAINGER INC	0.80%	25	6,973
Information Technology
MICROSOFT CORP	2.18%	145	18,971
APPLE INC	1.41%	61	12,252
MASTERCARD INC-A	1.08%	37	9,383
FIRST DATA CORP-CLASS A	0.99%	333	8,613
VMWARE INC-CLASS A	0.88%	38	7,657
SQUARE INC-A	0.79%	94	6,842
Materials
BALL CORP	1.02%	147	8,819
Real Estate
WELLTOWER INC	0.99%	115	8,562
Utilities
EXELON CORP	1.00%	170	8,645
NEXTERA ENERGY INC	0.99%	44	8,585

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2019.

(e)  The Goldman Sachs RP Equity World Long Short Series 73 Excess Return Strategy intends to provide a synthetic exposure to the performance of a basket comprising three (3) underlying assets weighted by their relevant quantities, (i) a long position in the Goldman Sachs Equity Single Factor Low-Beta Max Net Total Return Index (ii) a short position in the MSCI Daily TR Gross World USD (iii) a short position in the USD Goldman Sachs Overnight Money Market Index. The Strategy is denominated in USD and is calculated on an "excess return" basis and does not include any synthetic interest rate that could be earned on any cash deposit. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Reference Entity	Total Weight	Shares(1)	Notional(1)
Index
MSCI Daily TR Gross World USD Index	-86.64%	(3,407)	$(30,898,985)
Cash	-14.80%	N/A	(5,278,156)
Common Stock
CANADA
Communication Services
BCE INC	0.48%	3,876	172,721
Financials
TORONTO-DOMINION BANK	0.68%	4,293	243,877
CAN IMPERIAL BK OF COMMERCE	0.55%	2,322	194,697
BANK OF NOVA SCOTIA	0.49%	3,201	175,571

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Reference Entity	Total Weight	Shares(1)	Notional(1)
GREAT BRITAIN
Consumer Staples
DIAGEO PLC	0.73%	6,205	$261,547
Financials
HSBC HOLDINGS PLC	0.52%	21,174	184,214
Materials
RIO TINTO PLC	0.59%	3,630	211,281
GERMANY
Communication Services
DEUTSCHE TELEKOM AG-REG	0.62%	13,131	219,415
JAPAN
Consumer Staples
JAPAN TOBACCO INC	0.63%	9,660	223,427
Financials
MIZUHO FINANCIAL GROUP INC	0.54%	123,119	191,794
SWITZERLAND
Consumer Staples
NESTLE SA-REG	0.83%	3,073	295,726
Financials
ZURICH INSURANCE GROUP AG	0.58%	645	205,667
UNITED STATES
Communication Services
ALPHABET INC-CL C	1.05%	314	372,807
WALT DISNEY CO/THE	1.02%	2,665	365,041
FACEBOOK INC-CLASS A	0.59%	1,080	208,809
Consumer Discretionary
AMAZON.COM INC	0.82%	152	293,030
HOME DEPOT INC	0.80%	1,399	284,978
TJX COMPANIES INC	0.62%	4,042	221,841
YUM! BRANDS INC	0.54%	1,839	191,945
MCDONALD'S CORP	0.53%	948	187,283
GENUINE PARTS CO	0.49%	1,701	174,425
Consumer Staples
COLGATE-PALMOLIVE CO	0.91%	4,461	324,727
PEPSICO INC	0.89%	2,487	318,473
PROCTER & GAMBLE CO/THE	0.87%	2,903	309,133
MONDELEZ INTERNATIONAL INC-A	0.57%	3,973	202,005
ARCHER-DANIELS-MIDLAND CO	0.55%	4,382	195,451
Energy
EXXON MOBIL CORP	0.75%	3,330	267,361
CHEVRON CORP	0.72%	2,135	256,297
Financials
ANNALY CAPITAL MANAGEMENT IN	0.83%	29,294	295,580
AMERICAN EXPRESS CO	0.64%	1,942	227,632
TRAVELERS COS INC/THE	0.56%	1,391	199,992
BERKSHIRE HATHAWAY INC-CL B	0.55%	903	195,691
AGNC INVESTMENT CORP	0.54%	10,912	194,119
Health Care
JOHNSON & JOHNSON	0.95%	2,394	337,987
MERCK & CO. INC.	0.83%	3,776	297,174
PFIZER INC	0.61%	5,334	216,600

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Reference Entity	Total Weight	Shares(1)	Notional(1)
Industrials
HONEYWELL INTERNATIONAL INC	0.92%	1,889	$327,991
WASTE MANAGEMENT INC	0.75%	2,490	267,301
REPUBLIC SERVICES INC	0.60%	2,583	213,912
Information Technology
APPLE INC	1.21%	2,155	432,468
MICROSOFT CORP	0.92%	2,512	328,028
PAYCHEX INC	0.77%	3,251	274,100
ACCENTURE PLC-CL A	0.68%	1,328	242,653
FIDELITY NATIONAL INFO SERV	0.52%	1,611	186,716
Materials
ECOLAB INC	0.86%	1,674	308,168
AIR PRODUCTS & CHEMICALS INC	0.54%	936	192,517
Real Estate
AVALONBAY COMMUNITIES INC	0.51%	913	183,522
Utilities
ENEL SPA	0.62%	34,714	219,392

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2019.

(f)  The Goldman Sachs Custom US Equity Buyback basket provides exposure to companies that have high expected corporate equity buyback activity. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Reference Entity	Total Weight	Shares(1)	Notional(1)
Communication Services
OMNICOM GROUP	1.64%	4,567	$365,477
CBS CORP-CLASS B NON VOTING	1.59%	6,889	353,205
Consumer Discretionary
NVR INC	1.70%	120	378,003
CARMAX INC	1.65%	4,709	366,679
DOMINO'S PIZZA INC	1.63%	1,343	363,456
EXPEDIA GROUP INC	1.61%	2,757	357,984
TRACTOR SUPPLY COMPANY	1.58%	3,407	352,591
MCDONALD'S CORP	1.58%	1,784	352,443
STARBUCKS CORP	1.58%	4,514	350,631
YUM! BRANDS INC	1.57%	3,350	349,710
NIKE INC-CL B	1.57%	3,976	349,216
QURATE RETAIL INC	1.56%	20,397	347,775
BEST BUY CO INC	1.55%	4,630	344,519
EBAY INC	1.54%	8,840	342,550
HILTON WORLDWIDE HOLDINGS IN	1.52%	3,883	337,749
Consumer Staples
CONSTELLATION BRANDS INC-A	1.79%	1,877	397,370
CONAGRA BRANDS INC	1.69%	12,256	377,247
KROGER CO	1.63%	14,087	363,168
Energy
NOBLE ENERGY INC	1.63%	13,430	363,403
HESS CORP	1.62%	5,614	359,940

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Reference Entity	Total Weight	Shares(1)	Notional(1)
MARATHON PETROLEUM CORP	1.53%	5,580	$339,681
CABOT OIL & GAS CORP	1.52%	13,101	339,178
Financials
DISCOVER FINANCIAL SERVICES	1.66%	4,538	369,807
PRINCIPAL FINANCIAL GROUP	1.65%	6,429	367,460
MORGAN STANLEY	1.64%	7,585	365,977
CIT GROUP INC	1.64%	6,853	365,063
VOYA FINANCIAL INC	1.62%	6,582	361,306
AMERIPRISE FINANCIAL INC	1.62%	2,454	360,179
LOEWS CORP	1.61%	6,985	358,285
M & T BANK CORP	1.59%	2,080	353,804
JEFFERIES FINANCIAL GROUP IN	1.58%	17,066	351,057
METLIFE INC	1.58%	7,602	350,677
FRANKLIN RESOURCES INC	1.53%	9,843	340,482
Health Care
CARDINAL HEALTH INC	1.57%	7,163	348,898
CELGENE CORP	1.53%	3,596	340,372
ALLERGAN PLC	1.52%	2,305	338,792
PERRIGO CO PLC	1.52%	7,051	337,882
Industrials
FORTUNE BRANDS HOME & SECURI	1.65%	6,980	368,383
ACUITY BRANDS INC	1.65%	2,503	366,204
CSX CORP	1.59%	4,451	354,395
AERCAP HOLDINGS NV	1.56%	7,014	348,183
SOUTHWEST AIRLINES CO	1.54%	6,337	343,677
AMERICAN AIRLINES GROUP INC	1.52%	9,931	339,439
Information Technology
FLIR SYSTEMS INC	1.65%	6,922	366,462
PAYPAL HOLDINGS INC	1.62%	3,197	360,528
APPLE INC	1.55%	1,720	345,130
CDK GLOBAL INC	1.54%	5,694	343,446
Materials
SEALED AIR CORP	1.54%	7,347	342,502
Real Estate
SBA COMMUNICATIONS CORP	1.53%	1,676	341,551
Utilities
DOMINION ENERGY INC	1.53%	4,367	340,032

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2019.

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
35	BNP Paribas	S&P 500 Index, Strike @ $2,900	05/17/19	3500	$101,429	$(46,662)	$54,767
6	Goldman Sachs	S&P 500 Index, Strike @ $2,900	05/17/19	600	11,755	(5,408)	6,347
							$61,114

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2019 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,366,325 (Cost $42,013,597) (Note 2)	$42,044,894[1]
Cash	5,229,262
Foreign currency at value (Cost $1,275,971)	1,268,043
Cash segregated held at brokers for futures contracts, swap contracts and written options (Note 2)	32,696,521
Unrealized appreciation on open swap contracts (Note 2)	4,359,702
Receivable for Fund shares sold	131,501
Unrealized appreciation on forward foreign currency contracts (Note 2)	24,770
Receivable from investment adviser (Note 3)	5,603
Dividend and interest receivable	2,360
Receivable for investments sold	1,698
Prepaid expenses and other assets	33,989
Total assets	85,798,343
Liabilities
Administrative services fee payable (Note 3)	7,829
Shareholder servicing/Distribution fee payable (Note 3)	235
Unrealized depreciation on open swap contracts (Note 2)	3,696,429
Variation margin payable on futures contracts (Note 2)	190,812
Payable upon return of securities loaned (Note 2)	1,366,325
Net payable for open swap contracts	216,194
Outstanding written options, at value (Proceeds $113,184) (Note 2)	52,070
Payable for Fund shares redeemed	50,051
Trustees' fees payable	21,994
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,004
Payable for investments purchased	1,697
Accrued expenses	531,697
Total liabilities	6,137,337
Net Assets
Capital stock, $.001 par value (Note 6)	7,874
Paid-in capital (Note 6)	80,833,421
Total distributable earnings (loss)	(1,180,289)
Net assets	$79,661,006
I Shares
Net assets	$78,531,984
Shares outstanding	7,761,236
Net asset value, offering price and redemption price per share	$10.12
A Shares
Net assets	$1,129,022
Shares outstanding	112,896
Net asset value and redemption price per share	$10.00
Maximum offering price per share (net asset value/(1-5.25%))	$10.55

1  Includes $1,325,002 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2019 (unaudited)

Investment Income
Interest	$280,611
Dividends	217,110
Securities lending (net of rebates)	2,844
Foreign taxes withheld	(8,720)
Total investment income	491,845
Expenses
Investment advisory fees (Note 3)	418,022
Administrative services fees (Note 3)	17,078
Shareholder servicing/Distribution fees (Note 3)
Class A	1,552
Custodian fees	219,552
Transfer agent fees (Note 3)	33,892
Trustees' fees	32,318
Audit and tax fees	26,395
Registration fees	24,460
Legal fees	19,337
Printing fees	15,970
Commitment fees (Note 4)	7,252
Insurance expense	1,195
Miscellaneous expense	4,441
Total expenses	821,464
Less: fees waived (Note 3)	(478,259)
Net expenses	343,205
Net investment income	148,640
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Related Items
Net realized loss from investments	(1,570,039)
Net realized gain from futures contracts	4,390,629
Net realized loss from swap contracts	(226,654)
Net realized loss from written options	(1,338,957)
Net realized loss from foreign currency transactions	(48,993)
Net realized gain from forward foreign currency contracts	850,209
Net change in unrealized appreciation (depreciation) from investments	1,979,907
Net change in unrealized appreciation (depreciation) from futures contracts	(5,084,858)
Net change in unrealized appreciation (depreciation) from swap contracts	1,358,551
Net change in unrealized appreciation (depreciation) from written options	282,124
Net change in unrealized appreciation (depreciation) from foreign currency translations	47,011
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(440,534)
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options and foreign currency related items	198,396
Net increase in net assets resulting from operations	$347,036

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
From Operations
Net investment income	$148,640	$467,493
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts	2,056,195	(48,644)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency translations and forward foreign currency contracts	(1,857,799)	(877,287)
Net increase (decrease) in net assets resulting from operations	347,036	(458,438)
From Distributions
From distributable earnings
Class I	(1,803,690)	(4,686,749)
Class A	(24,902)	(61,137)
Class C*	—	(2,114)
Net decrease in net assets resulting from distributions	(1,828,592)	(4,750,000)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	44,952,659	31,293,414
Reinvestment of dividends and distributions	1,821,562	4,729,725
Net asset value of shares redeemed	(71,931,818)	(28,052,586)
Net increase (decrease) in net assets from capital share transactions	(25,157,597)	7,970,553
Net increase (decrease) in net assets	(26,639,153)	2,762,115
Net Assets
Beginning of period	106,300,159	103,538,044
End of period	$79,661,006	$106,300,159

*  Class C was fully redeemed on February 15, 2018 and currently has no shareholders.

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$10.03[1]	$10.54	$10.39[1]	$10.36	$10.42	$10.48[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.02	0.05	(0.04)	(0.08)	(0.01)	(0.15)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency related items and forward foreign currency contracts (both realized and unrealized)	0.24	(0.08)	0.41	0.13	0.25	0.42
Total from investment operations	0.26	(0.03)	0.37	0.05	0.24	0.27
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.04)	—	(0.18)	—
Distributions from net realized gains	(0.17)	(0.48)	(0.18)	(0.02)	(0.12)	(0.33)
Total dividends and distributions	(0.17)	(0.48)	(0.22)	(0.02)	(0.30)	(0.33)
Net asset value, end of period	$10.12	$10.03[1]	$10.54	$10.39[1]	$10.36	$10.42
Total return[3]	2.75%	(0.29)%	3.68%	0.53%	2.33%	2.64%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$78,532	$104,886	$102,227	$114,951	$13,015	$11,451
Ratio of net expenses to average net assets	0.85%[4]	0.89%	1.00%	0.91%	1.56%	1.85%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[4]	0.85%	0.85%	0.85%	1.32%	1.70%
Ratio of net investment income (loss) to average net assets	0.37%[4]	0.44%	(0.40)%	(0.79)%	(0.14)%	(1.47)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.19%[4]	0.95%	0.68%	0.65%	2.34%	2.48%
Portfolio turnover rate	167%	1,373%	586%	1,021%	292%	431%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.
See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.92[1]	$10.47	$10.31	$10.31	$10.37	$10.46[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.00[3]	0.02	(0.07)	(0.10)	(0.05)	(0.18)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency related items and forward foreign currency contracts (both realized and unrealized)	0.25	(0.09)	0.42	0.12	0.26	0.42
Total from investment operations	0.25	(0.07)	0.35	0.02	0.21	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.01)	—	(0.15)	—
Distributions from net realized gains	(0.17)	(0.48)	(0.18)	(0.02)	(0.12)	(0.33)
Total dividends and distributions	(0.17)	(0.48)	(0.19)	(0.02)	(0.27)	(0.33)
Net asset value, end of period	$10.00	$9.92[1]	$10.47	$10.31	$10.31	$10.37
Total return[4]	2.67%	(0.68)%	3.45%	0.24%	2.08%	2.35%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,129	$1,414	$1,267	$1,319	$320	$438
Ratio of net expenses to average net assets	1.10%[5]	1.14%	1.26%	1.17%	1.82%	2.10%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[5]	1.10%	1.10%	1.11%	1.57%	1.95%
Ratio of net investment income (loss) to average net assets	0.06%[5]	0.19%	(0.65)%	(0.98)%	(0.44)%	(1.73)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.19%[5]	0.94%	0.68%	0.65%	2.33%	2.48%
Portfolio turnover rate	167%	1,373%	586%	1,021%	292%	431%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5    Annualized.

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2019 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2019, the Fund held $8,013,662 in the Subsidiary, representing 10.1% of the Fund's consolidated net assets. For the six months ended April 30, 2019, the net realized gain on securities and other financial instruments held in the Subsidiary was $2,592,139.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Fund	$1,349,892	$—	$—	$1,349,892
United States Treasury Obligations	—	39,328,677	—	39,328,677
Short-term Investment	—	1,366,325	—	1,366,325
	$1,349,892	$40,695,002	$—	$42,044,894
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$24,770	$—	$24,770
Futures Contracts	2,134,966	—	—	2,134,966
Swap Contracts**	—	4,359,702	—	4,359,702
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,004	$—	$2,004
Futures Contracts	4,665,752	—	—	4,665,752
Swap Contracts**	—	3,696,429	—	3,696,429
Written Options	52,070	—	—	52,070

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Written options are reported at value.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2019 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$24,770	$2,004	$850,209	$(440,534)
Futures contracts	—	81,748	321,587	(470,076)
Interest rate
Futures contracts	16,803	5,110	1,047,857	(456,178)
Equity price
Futures contracts	21,478	2,280,764	2,899,490	(4,120,890)
Swap contracts	1,284,540	1,463,676	(2,320,438)	516,142
Purchased options	—	—	825,083	(36,340)
Written options	—	52,070	(1,338,957)	282,124
Credit risk
Swap contracts	2,703,134	2,145,427	(210,565)	557,707
Commodity price
Futures contracts	2,096,685	2,298,130	121,695	(37,714)
Swap contracts	372,028	87,326	2,304,349	284,702
Total	$6,519,438	$8,416,255	$4,500,310	$(3,921,057)

For the six months ended April 30, 2019, the Fund held average monthly value on a net basis of $36,577,552 in forward foreign currency contracts and average monthly notional values on a net basis of $131,941,493 and $166,889,777 in long futures contracts and short futures contracts and $349,475,986 in swap contracts, respectively. For the six months ended April 30, 2019, the Fund received average monthly premiums of $308,687 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$589,286	$—	$—	$—	$589,286
BNP Paribas	10,279	(10,279)	—	—	—
Goldman Sachs	3,276,119	(409,143)	—	—	2,866,976
JPMorgan Chase	508,788	(508,788)	—	—	—
	$4,384,472	$(928,210)	$—	$—	$3,456,262

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
BNP Paribas	$903,286	$(10,279)	$—	$(893,007)	$—
Citigroup	151,059	—	—	—	151,059
Deutsche Bank	872,945	—	—	(872,945)	—
Goldman Sachs	409,143	(409,143)	—	—	—
JPMorgan Chase	1,343,753	(508,788)	—	(834,965)	—
Macquarie Bank Ltd.	70,317	—	—	(70,317)	—
	$3,750,503	$(928,210)	$—	$(2,671,234)	$151,059

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2019, the amount of restricted cash held at brokers related to open short positions was $0.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the amount of restricted cash held at brokers related to open futures contracts was $6,185,883.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2019 are disclosed in the Consolidated Schedule of Investments.

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $24,181,279.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the amount of restricted cash held at brokers related to option contracts was $2,329,359.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2019, the Fund had investment securities on loan with a fair value of $1,325,002. Collateral received for securities loaned and a related liability of $1,366,325 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently with the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2019, the value of the related collateral exceeded the value of the securities loaned.

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

During the six months ended April 30, 2019, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $15,354, of which $11,560 was rebated to borrowers (brokers). The Fund retained $2,844 in income from the cash collateral investment, and SSB, as lending agent, was paid $950. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended six months ended April 30, 2019, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $418,022 and $478,259, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2020. The amounts waived and reimbursed by Credit Suisse, which are available for potential

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

future recoupment by Credit Suisse, and the expiration schedule at April 30, 2019 are a follows:

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$2,396,261	$319,492	$701,219	$929,934	$445,616
Class A	30,772	3,255	8,368	12,157	6,992
Totals	$2,427,033	$322,747	$709,587	$942,091	$452,608

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $17,078.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2019, the Fund paid Rule 12b-1 distribution fees of $1,552 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2019, the Fund paid $28,747, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2019, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 4. Line of Credit (continued)

Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2019 and during the six months ended April 30, 2019, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) were $30,924,965 and $77,732,654, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I shares and Class A shares. Class C was redeemed on February 15, 2018 and currently has no shareholders. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	4,538,622	$44,860,161	3,003,190	$30,529,151
Shares issued in reinvestment of dividends and distributions	189,642	1,801,600	462,544	4,680,939
Shares redeemed	(7,428,089)	(71,532,625)	(2,700,628)	(27,418,088)
Net increase (decrease)	(2,699,825)	$(24,870,864)	765,106	$7,792,002
	Class A
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	9,452	$92,498	75,605	$764,263
Shares issued in reinvestment of dividends and distributions	2,124	19,962	4,859	48,786
Shares redeemed	(41,182)	(399,193)	(58,975)	(591,939)
Net increase (decrease)	(29,606)	$(286,733)	21,489	$221,110

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class C1
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares redeemed	—	$—	(4,366)	$(42,559)
Net increase (decrease)	—	$—	(4,366)	$(42,559)

1  Class C was redeemed on February 15, 2018 and currently has no shareholders.

On April 30, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	98%
Class A	4	73%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

43

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 7, 2018 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 12 and 13, 2018, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10%, 1.85% and 0.85% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2020.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

44

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, also included credit analysis and research, supervising the day to day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services also are more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

45

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and that the Fund performed either in line with or slightly outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund continues to grow, economics of scale potentially could be realized and noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to

46

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

47

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

48

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

49

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 21, 2019.

50

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

51

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0419

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2019
  (unaudited)

■  CREDIT SUISSE
STRATEGIC INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2019 (unaudited)

May 23, 2019

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2019.

Performance Summary
11/1/2018 – 04/30/19

Fund & Benchmark	Performance
Class I1	3.47%
Class A1,2	3.45%
Class C1,2	3.07%
ICE BofAML 3-Month US Treasury Bill Index[3]	1.18%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period overall

The six-month period ended April 30, 2019 was a positive one for both the high yield and senior secured loan asset classes, with the Credit Suisse Leveraged Loan Index returning 2.17% and the ICE BofAML US High Yield Constrained Index returning 5.48%. Additionally, the ICE BofAML 3-Month US Treasury Bill Index, the Fund's benchmark, returned 1.18% for the period.

Both global equity and high yield markets struggled toward the end of 2018 due to uncertainty around U.S. monetary policy and the accompanying risk-off sentiment. In the beginning of 2019, however, credit and high yield markets recovered, as long-end U.S. interest rates declined, leading to increased demand for the asset classes and positive momentum for markets in general. For loans, the dovish stance taken by the Federal Reserve in late 2018 led to outflows from mutual funds.

Default activity, as measured by JPMorgan, ended the period at 1.38% for high yield and 1.29% for the leveraged loan asset class — signaling stable fundamentals for the asset classes.

Strategic Review and Outlook: Expecting security and sector selection to drive performance

For the six-month period ended April 30, 2019, the Fund's A-, C-, and I-class shares outperformed the benchmark. The Fund's outperformance is largely

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

attributable to positive selection within the high yield asset and leveraged loan asset classes. Additionally, positions in Ba3 and B-rated issues, as well as those in buildings and real estate, and chemicals and conglomerates contributed most significantly to relative returns.

Though it has been a quiet period for primary loan issuance, leveraged loans have gotten off to a strong start in 2019. In addition, high yield inflows have been positive for asset class returns. We expect default rates for both the high yield and senior secured loan markets will remain below historical averages in the near to intermediate term. However, we note that markets have been sensitive to interest rate volatility given the pivot in Fed expectations. Consequently, we continue to take advantage of relative risk opportunities that arise from changes in sentiment. Given the activities of the past six months and the increased volatility experienced, we continue to expect security and sector selection will be a major driver of performance — especially if greater divergence amongst sector and credit returns is realized.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (1.49)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 2.07%.

3  The ICE BofAML 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Average Annual Returns as of April 30, 20191

	1 Year	5 Years	Since Inception[2]
Class I	4.48%	5.19%	6.76%
Class A Without Sales Charge	4.32%	4.92%	6.49%
Class A With Maximum Sales Charge	(0.59)%	3.90%	5.71%
Class C Without CDSC	3.55%	4.14%	5.71%
Class C With CDSC	2.55%	4.14%	5.71%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.10% for Class I shares, 1.35% for Class A shares and 2.10% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,034.70	$1,034.50	$1,030.70
Expenses Paid per $1,000*	$4.99	$6.26	$10.02
Hypothetical 5% Fund Return
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,019.89	$1,018.65	$1,014.93
Expenses Paid per $1,000*	$4.96	$6.21	$9.94
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2019)

S&P Ratings**
A	0.2%
BBB	2.2
BB	29.8
B	50.6
CCC	12.5
CC	0.1
C	0.0[1]
D	0.1
NR	3.8
Subtotal	99.3
Equity and Other	0.7
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for Credit Assets Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (44.5%)
Aerospace & Defense (0.7%)
$750	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 103.75)(1)	(B-, B3)	03/15/27	7.500	$775,313
1,350	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,409,062
					2,184,375
Auto Parts & Equipment (1.5%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	1,248,885
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	1,288,000
1,335	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	1,383,727
500	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	521,875
					4,442,487
Brokerage (0.5%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B2)	09/15/25	5.750	1,530,000
Building & Construction (0.4%)
1,168	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	1,182,600
Building Materials (4.9%)
900	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	930,375
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	363,563
1,500	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,494,375
1,414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	1,422,837
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,370,250

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	$477,500
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	478,750
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 104.00)(1)	(B-, Caa1)	04/15/26	8.000	1,076,688
3,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/16/19 @ 104.50)(1)	(B-, Caa1)	08/15/20	12.000	3,107,187
1,810	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	1,821,312
800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/22 @ 102.50)(1)	(BBB-, Ba2)	02/15/27	5.000	788,000
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	997,500
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	506,250
					14,834,587
Cable & Satellite TV (2.3%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	814,000
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	482,422
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	560,313
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	926,437
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	319,500
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	289,278

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/19 @ 105.16)(1)	(B, B3)	08/15/23	6.875	$1,492,687
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,197,000
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	473,691
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	501,250
					7,056,578
Chemicals (3.6%)
1,250	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	8.750	1,246,875
1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	1,045,500
900	HB Fuller Co., Global Senior Unsecured Notes (Callable 11/15/26 @ 100.00)	(BB, B2)	02/15/27	4.000	814,500
1,900	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,857,250
250	Neon Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.06)(1)	(B, B3)	04/01/26	10.125	258,125
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	935,000
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/31/19 @ 103.38)(1)	(BB-, B1)	11/15/22	6.750	259,688
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/19	9.000	706
750	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	771,600
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	977,500
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	759,375

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	$1,606,012
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	319,875
					10,852,006
Diversified Capital Goods (1.0%)
1,100	Anixter, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/25 @ 100.00)(1)	(BB, Ba3)	12/01/25	6.000	1,171,500
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	355,250
610	Resideo Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 104.59)(1)	(BB+, B1)	11/01/26	6.125	632,875
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	793,125
					2,952,750
Electronics (0.7%)
1,500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,507,500
639	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	658,170
					2,165,670
Energy - Exploration & Production (0.4%)
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	1,278,125
Food - Wholesale (0.3%)
900	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	894,375
Gaming (1.4%)
1,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,477,500
1,400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,470,000

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming
$450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	$484,875
700	MGP Finance Co-Issuer, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	737,625
					4,170,000
Gas Distribution (0.8%)
500	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	485,625
500	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	497,500
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	756,337
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	681,057
					2,420,519
Health Facilities (0.4%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	528,750
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	248,193
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	283,250
					1,060,193
Health Services (1.7%)
1,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,511,250
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	931,662
1,300	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 103.25)(1)	(CCC+, Caa1)	05/15/23	6.500	1,316,250

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services
$1,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 101.00)(1),(2)	(CCC+, Caa2)	11/01/21	8.125	$1,253,125
					5,012,287
Hotels (0.7%)
2,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,012,500
Insurance Brokerage (1.5%)
250	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(1)	(B, B2)	02/15/24	8.125	261,875
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,547,000
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 05/13/19 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	413,000
1,300	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,314,625
1,175	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,160,312
					4,696,812
Investments & Misc. Financial Services (1.2%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,325,125
1,250	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	1,294,900
					3,620,025
Machinery (0.6%)
1,450	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(B+, B1)	12/15/25	4.875	1,459,005
500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	506,875
					1,965,880

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Managed Care (0.1%)
$370	WellCare Health Plans, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BB, Ba2)	08/15/26	5.375	$388,426
Media - Diversified (0.3%)
650	National CineMedia LLC, Global Senior Secured Notes (Callable 05/31/19 @ 101.00)	(B+, Ba3)	04/15/22	6.000	658,125
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	244,375
					902,500
Media Content (0.8%)
750	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/17/19 @ 105.72)(1)	(NR, NR)	06/15/24	7.625	796,875
1,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(BB-, Ba3)	11/01/24	4.875	1,535,625
					2,332,500
Metals & Mining - Excluding Steel (1.5%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	1,303,250
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	470,000
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B, NR)	03/01/24	6.500	947,500
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(5)	(B, B3)	06/15/22	8.750	1,884,187
					4,604,937
Oil Field Equipment & Services (1.3%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/31/19 @ 101.56)	(B, B3)	05/01/22	6.250	493,750
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, Caa1)	04/01/22	9.875	350,000

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services
$300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/31/19 @ 100.00)(1)	(B-, Caa1)	05/15/21	7.250	$265,500
1,465	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/31/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	981,550
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B3)	02/15/25	8.250	1,970,000
					4,060,800
Oil Refining & Marketing (0.1%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 05/31/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	408,500
Packaging (2.3%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,313,000
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	758,955
975	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	993,281
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,406,250
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	472,625
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,011,256
					6,955,367
Personal & Household Products (0.7%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	318,750
930	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	932,616

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Personal & Household Products
$960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	$996,000
					2,247,366
Pharmaceuticals (1.0%)
425	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/19 @ 101.47)(1)	(B-, B3)	05/15/23	5.875	429,866
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	555,625
750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba2)	11/01/25	5.500	770,393
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, Caa1)	02/01/25	6.000	153,750
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	1,003,545
					2,913,179
Real Estate Development & Management (0.2%)
600	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	630,077
Real Estate Investment Trusts (0.7%)
1,250	iStar, Inc., Senior Unsecured Notes (Callable 05/31/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	1,282,813
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	252,500
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	511,875
					2,047,188
Recreation & Travel (1.3%)
1,025	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	1,117,250
1,500	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,537,785

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$600	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	$624,600
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	751,875
					4,031,510
Restaurants (0.8%)
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,353,000
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B, B3)	10/15/25	5.000	1,094,500
					2,447,500
Software - Services (2.4%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,141,875
500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B+, B1)	03/01/27	8.250	541,250
500	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(BB, Ba1)	03/01/26	6.000	530,625
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 05/31/19 @ 102.00), LIBOR 3M + 7.250%(1),(7)	(CCC, NR)	06/30/23	9.840	383,391
750	First Data Corp., Rule 144A, Secured Notes (Callable 05/13/19 @ 102.88)(1)	(B+, B2)	01/15/24	5.750	775,781
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	1,065,938
800	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/24/19 @ 100.00)(1),(2)	(CCC, Caa2)	05/01/21	7.125	805,000
1,750	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	1,907,500
					7,151,360

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail (0.9%)
$770	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	$778,663
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	500,625
1,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	1,498,125
					2,777,413
Steel Producers/Products (0.4%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	740,625
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	317,438
					1,058,063
Support - Services (2.2%)
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	678,438
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	433,125
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	795,708
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	542,700
1,500	Sotheby's, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,470,000
200	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	199,000
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB-, Ba3)	12/15/26	6.500	268,125
1,870	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, NR)	05/01/25	7.875	1,858,312

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$450	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	$459,000
					6,704,408
Tech Hardware & Equipment (0.6%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, B1)	03/15/27	5.000	703,125
1,115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	1,143,038
					1,846,163
Telecom - Wireless (0.5%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	251,978
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,316,250
					1,568,228
Telecom - Wireline Integrated & Services (0.4%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba2)	05/15/27	5.375	212,220
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,078,000
					1,290,220
Theaters & Entertainment (1.2%)
1,500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(CCC+, B3)	05/15/27	6.125	1,404,375
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 05/31/19 @ 102.44)	(BB, B2)	06/01/23	4.875	1,700,558
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	511,094
					3,616,027

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Transport Infrastructure/Services (0.2%)
$1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/19 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	$677,500
TOTAL CORPORATE BONDS (Cost $134,792,607)					134,991,001
BANK LOANS (45.3%)
Advertising (0.2%)
499	MH Sub I LLC, LIBOR 1M + 3.750%(7)	(B, B2)	09/13/24	6.227	499,669
Aerospace & Defense (0.3%)
997	TransDigm, Inc., LIBOR 1M + 2.500%(7)	(B+, Ba3)	06/09/23	4.983	995,611
Auto Parts & Equipment (1.2%)
979	Dayco Products LLC, LIBOR 3M + 4.250%(7)	(B, B2)	05/19/23	6.879	966,011
499	Jason, Inc., LIBOR 3M + 4.500%(5),(7)	(B, B2)	06/30/21	7.101	486,211
1,075	L&W, Inc., LIBOR 1M + 4.000%(6),(7)	(B+, B2)	05/22/25	6.483	1,069,832
1,000	Panther BF Aggregator 2 L P, LIBOR 1M + 3.500%(7)	(B+, Ba3)	04/30/26	5.983	1,005,305
					3,527,359
Automakers (0.1%)
323	Wand NewCo 3, Inc., LIBOR 1M + 3.500%(7)	(B, B1)	02/05/26	5.977	325,859
Building & Construction (0.1%)
425	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(7)	(BB, B2)	10/29/24	5.240	424,344
Building Materials (1.7%)
596	Airxcel, Inc., LIBOR 1M + 4.500%(5),(7)	(B, B3)	04/28/25	6.983	561,259
574	Fastener Acquisition, Inc., LIBOR 1M + 4.250%(6),(7)	(B+, B2)	03/28/25	6.733	568,458
461	Fastener Acquisition, Inc., LIBOR 1M + 8.750%(6),(7)	(CCC+, Caa2)	03/30/26	11.233	435,886
757	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(7)	(B+, B3)	08/13/25	5.483	754,299
496	Henry Co. LLC, LIBOR 1M + 4.000%(7)	(B, B2)	10/05/23	6.483	497,277
1,250	NCI Building Systems, Inc., LIBOR 3M + 3.750%(7)	(B+, B2)	04/12/25	6.354	1,235,412

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials
$1,006	Priso Acquisition Corp., LIBOR 1M + 3.000%(7)	(B+, B2)	05/08/22	5.483	$987,280
					5,039,871
Cable & Satellite TV (0.2%)
493	Altice Financing S.A., LIBOR 1M + 2.750%(7)	(B+, B2)	01/31/26	5.230	477,622
Chemicals (2.5%)
417	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(7)	(B, B1)	09/13/23	5.879	417,727
314	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(7)	(B, B1)	09/13/23	5.879	314,711
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(7)	(CCC, Caa2)	09/06/22	9.831	376,276
827	Minerals Technologies, Inc.(6)	(BB+, Ba2)	05/09/21	4.750	827,700
744	PMHC II, Inc., LIBOR 12M + 3.500%(7)	(B-, B3)	03/31/25	6.163	733,508
1,497	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(6),(7)	(B, B2)	10/15/25	7.348	1,506,230
1,134	Tronox Finance LLC, LIBOR 1M + 3.000%(7)	(BB-, Ba3)	09/23/24	5.483	1,138,286
741	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(7)	(B-, B3)	10/28/24	6.050	731,834
205	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(7)	(CCC, Caa2)	10/27/25	10.851	199,939
1,481	Zep, Inc., LIBOR 3M + 4.000%(6),(7)	(CCC+, Caa1)	08/12/24	6.601	1,236,820
					7,483,031
Diversified Capital Goods (2.1%)
950	Callaway Golf Co., LIBOR 1M + 4.500%(7)	(BB-, Ba3)	01/02/26	6.979	963,656
1,027	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(6),(7)	(B, B2)	11/30/23	6.629	983,623
529	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	5.490	530,306
1,480	Dynacast International LLC, LIBOR 3M + 3.250%(7)	(B, B2)	01/28/22	5.851	1,474,930
494	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 6M + 3.500%(7)	(B, B1)	06/28/24	6.151	493,135
1,000	Filtration Group Corp., LIBOR 1M + 3.000%(7)	(B, B2)	03/29/25	5.483	1,004,065
480	Horizon Global Corp., LIBOR 3M + 6.000%(7)	(CCC, Caa2)	06/30/21	8.600	476,848

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods
$618	Thermon Industries, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	10/24/24	6.252	$619,941
					6,546,504
Electronics (2.3%)
645	AI Ladder (Luxembourg) Subco Sarl, LIBOR 3M + 4.500%(6),(7)	(B, B2)	07/09/25	7.101	642,050
1,341	Brooks Automation, Inc., LIBOR 3M + 3.000%(7)	(BB-, B1)	10/04/24	5.690	1,342,716
493	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/26/24	5.983	494,143
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7)	(CCC+, Caa2)	07/26/25	9.733	481,250
554	Lumentum Holdings, LIBOR 1M + 2.500%(7)	(BB, Ba2)	12/10/25	4.983	556,245
529	Microchip Technology, Inc., LIBOR 1M + 2.000%(7)	(BB+, Baa3)	05/29/25	4.490	529,005
981	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B2)	01/10/24	6.351	971,730
1,250	Rovi Solutions Corp., LIBOR 1M + 2.500%(7)	(BB, Ba3)	07/02/21	4.990	1,238,806
301	Seattle Spinco, Inc., LIBOR 1M + 2.500%(6),(7)	(BB-, B1)	06/21/24	4.983	300,699
433	Tempo Acquisition LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/01/24	5.483	434,192
					6,990,836
Energy - Exploration & Production (0.2%)
797	PES Holdings LLC, LIBOR 3M + 0.500%(7)	(B-, B2)	12/31/22	10.090	583,996
Environmental (0.2%)
499	GFL Environmental, Inc., LIBOR 1M + 3.000%(7)	(B+, B1)	05/30/25	5.483	495,469
Food - Wholesale (0.9%)
493	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/13/23	5.733	478,136
1,000	U.S. Foods, Inc., LIBOR 1M + 2.000%(7)	(BBB-, Ba3)	06/27/23	4.483	999,150
1,495	United Natural Foods, Inc., LIBOR 1M + 4.250%(7)	(B+, B2)	10/22/25	6.733	1,309,118
					2,786,404

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming (1.1%)
$2,491	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(7)	(BB, Ba3)	12/22/24	5.233	$2,501,818
985	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B, B3)	07/05/24	6.483	987,876
					3,489,694
Gas Distribution (0.6%)
359	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(7)	(B+, B1)	10/31/24	6.083	361,865
398	Messer Industries GmBH, LIBOR 3M + 2.500%(7)	(BB-, B1)	03/01/26	5.101	397,231
1,023	Traverse Midstream Partners LLC, LIBOR 3M + 4.000%(7)	(B+, B2)	09/27/24	6.590	1,022,320
					1,781,416
Health Facilities (1.3%)
1,733	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(7)	(B, B3)	02/22/24	8.000	1,640,065
997	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(7)	(B-, B1)	09/02/24	5.740	987,394
162	Western Dental Services, Inc., LIBOR 1M + 4.500%(6),(7)	(B-, B3)	06/23/23	6.983	159,542
1,108	Western Dental Services, Inc., LIBOR 1M + 5.250%(6),(7)	(B-, B3)	06/30/23	7.733	1,082,878
					3,869,879
Health Services (2.4%)
1,000	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(7)	(B+, B2)	02/27/26	6.233	1,007,710
400	Carestream Health, Inc., LIBOR 1M + 5.750%(7)	(B, B1)	02/28/21	8.233	392,957
1,247	KUEHG Corp., LIBOR 3M + 3.750%(7)	(B-, B2)	02/21/25	6.351	1,249,397
1,000	Learning Care Group, Inc., LIBOR 3M + 3.250%(7)	(B-, B2)	03/13/25	5.823	998,545
500	Radiology Partners Holdings LLC, LIBOR 6M + 4.750%(7)	(NR, NR)	07/09/26	7.395	495,000
997	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/15/22	5.483	992,094
129	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(6),(7)	(NR, NR)	12/31/19	14.713	99,763
155	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(6),(7)	(NR, NR)	12/31/19	14.601	119,715
2,042	VVC Holding Corp., LIBOR 3M + 4.500%(7)	(B, B2)	02/11/26	7.197	2,056,793
					7,411,974

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Hotels (0.2%)
$486	Wynn Resorts Ltd., LIBOR 1M + 2.250%(7)	(BB-, Ba3)	10/30/24	4.760	$483,242
Insurance Brokerage (1.5%)
1,065	Acrisure LLC, LIBOR 3M + 4.250%(7)	(B, B2)	11/22/23	6.879	1,064,761
1,436	Alliant Holdings I, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	05/09/25	5.237	1,414,273
676	AssuredPartners, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	10/22/24	5.733	674,316
1,300	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	5.483	1,286,196
					4,439,546
Investments & Misc. Financial Services (2.0%)
629	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	04/03/24	6.601	626,135
851	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(7)	(BB, Ba3)	04/17/25	4.983	852,513
563	Ditech Holding Corp., Prime + 7.000%(3),(7)	(D, Ca)	06/30/22	12.500	361,854
432	Focus Financial Partners LLC, LIBOR 1M + 2.500%(7)	(BB-, Ba3)	07/03/24	4.983	434,158
625	Fortress Investment Group LLC, LIBOR 1M + 2.000%(7)	(BB, Baa3)	12/27/22	4.483	628,839
970	Liquidnet Holdings, Inc., LIBOR 1M + 3.250%(7)	(B+, Ba3)	07/15/24	5.733	964,078
982	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(7)	(B+, B2)	12/05/20	7.477	984,980
1,134	VFH Parent LLC, LIBOR 1M + 3.500%(7)	(B+, Ba3)	03/01/26	6.126	1,141,442
					5,993,999
Machinery (1.6%)
929	Cohu, Inc., LIBOR 3M + 3.000%(7)	(BB-, B1)	10/01/25	5.601	921,121
293	CPM Holdings, Inc., LIBOR 1M + 3.750%(6),(7)	(B, B2)	11/15/25	6.233	292,781
247	CPM Holdings, Inc., LIBOR 1M + 8.250%(5),(7)	(B-, Caa2)	11/15/26	10.733	244,964
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7)	(CCC+, Caa2)	09/06/26	9.233	393,714
229	LTI Holdings, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	09/06/25	5.983	226,133
1,000	Milacron LLC, LIBOR 1M + 2.500%(7)	(B+, B2)	09/28/23	4.983	992,500
715	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(7)	(B+, B1)	06/27/24	5.229	715,129
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery
$798	Pro Mach Group, Inc., LIBOR 1M + 2.750%(7)	(B-, B2)	03/07/25	5.223	$781,941
190	Sabre Industries, Inc., LIBOR 1M + 4.500%(7)	(B, B2)	04/15/26	6.973	191,518
					4,759,801
Managed Care (0.5%)
1,490	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	04/02/25	6.000	1,493,573
Media - Diversified (0.1%)
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7)	(CCC+, Caa1)	10/19/26	9.483	249,375
Media Content (0.4%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(7),(8)	(CCC+, Caa2)	06/30/22	8.250	1,126,724
Medical Products (1.3%)
1,067	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(7)	(B-, B3)	06/15/23	7.569	1,019,185
1,689	Avantor, Inc., LIBOR 1M + 3.750%(7)	(B, B2)	11/21/24	6.233	1,699,434
1,000	CryoLife, Inc., LIBOR 3M + 3.250%(7)	(B, B2)	12/02/24	5.851	1,002,500
223	Viant Medical Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B1)	07/02/25	6.351	223,520
					3,944,639
Metals & Mining - Excluding Steel (0.4%)
1,149	GrafTech Finance, Inc., LIBOR 1M + 3.500%(6),(7)	(BB-, B1)	02/12/25	5.983	1,150,742
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(3),(7)	(NR, NR)	02/28/20	8.750	830
					1,151,572
Non - Electric Utilities (0.2%)
737	BCP Raptor LLC, LIBOR 3M + 4.250%(7)	(B, B3)	06/24/24	6.879	714,400
Oil Refining & Marketing (0.4%)
1,381	EG America LLC, LIBOR 3M + 4.000%(7)	(B, B2)	02/07/25	6.601	1,369,312
Packaging (0.8%)
718	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(7)	(B, B1)	12/29/23	5.626	708,913
827	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(7)	(B, B3)	11/18/23	6.111	813,656

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$744	Strategic Materials, Inc., LIBOR 3M + 3.750%(5),(7)	(B, B3)	10/25/24	6.487	$636,416
500	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(7)	(CCC+, Caa3)	10/27/25	10.487	377,500
					2,536,485
Personal & Household Products (1.2%)
500	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(7)	(CCC+, Caa1)	09/29/25	10.233	495,625
986	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, Caa1)	02/05/24	7.233	984,775
634	Comfort Holding LLC, LIBOR 1M + 10.000%(5),(7)	(CCC-, Caa3)	02/03/25	12.483	630,815
736	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(7)	(CCC+, Caa1)	11/08/23	5.973	539,070
250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(7)	(CCC-, Caa3)	11/08/24	10.473	110,000
862	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B-, B2)	11/30/23	6.352	862,324
					3,622,609
Pharmaceuticals (0.8%)
250	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(7)	(BB-, Ba2)	11/27/25	5.224	250,525
877	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(7)	(B+, Ba3)	04/29/24	6.750	869,679
975	Explorer Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/02/23	6.351	976,331
462	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	06/02/25	5.474	464,926
					2,561,461
Real Estate Development & Management (0.8%)
890	Capital Automotive LP, LIBOR 1M + 6.000%(7)	(CCC+, B3)	03/24/25	8.483	896,898
525	Forest City Enterprises LP, LIBOR 1M + 4.000%(7)	(B+, B2)	12/07/25	6.483	529,137
1,000	Hanjin International Corp., LIBOR 1M + 2.500%(6),(7)	(B+, Ba3)	10/18/20	4.987	993,750
					2,419,785
Real Estate Investment Trusts (0.4%)
1,248	DTZ U.S. Borrower LLC, LIBOR 1M + 3.250%(7)	(BB-, B1)	08/21/25	5.733	1,250,854

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel (1.2%)
$33	Bulldog Purchaser, Inc.(7),(9),(10)	(CCC+, Caa2)	09/04/26	3.875	$32,730
217	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(7)	(CCC+, Caa2)	09/04/26	10.233	216,020
38	Bulldog Purchaser, Inc.(7),(9),(10)	(B+, B2)	09/05/25	3.750	37,905
1,455	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	09/05/25	6.233	1,447,322
1,968	Hornblower Sub LLC, LIBOR 3M + 4.500%(6),(7)	(B, B2)	04/27/25	7.101	1,975,622
					3,709,599
Restaurants (2.3%)
672	Carrols Restaurant Group, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	04/30/26	5.740	675,639
1,279	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(7)	(B, B2)	06/27/25	5.983	1,252,927
1,906	Golden Nugget, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	10/04/23	5.228	1,911,036
748	IRB Holding Corp., LIBOR 1M + 3.250%(7)	(B, B2)	02/05/25	5.723	747,711
499	K-Mac Holdings Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	03/14/25	5.727	497,275
296	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7)	(CCC, Caa2)	03/16/26	9.227	295,364
746	Miller's Ale House, Inc., Prime + 3.750%(6),(7)	(B-, B3)	05/26/25	7.229	735,047
750	Tacala LLC, LIBOR 1M + 3.250%(7)	(B-, B2)	01/31/25	5.733	745,312
					6,860,311
Software - Services (4.4%)
1,284	Air Newco LLC, LIBOR 1M + 4.750%(7)	(B-, B3)	05/31/24	7.224	1,289,088
600	CommScope, Inc., LIBOR 1M + 3.250%(7)	(BB, Ba1)	04/06/26	5.733	606,529
748	Compuware Corp., LIBOR 1M + 3.500%(7)	(B, B1)	08/22/25	5.983	754,050
985	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	04/26/24	5.240	983,485
1,472	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	5.740	1,474,026
1,285	Flexera Software LLC, LIBOR 1M + 7.250%(7)	(CCC+, Caa1)	02/26/26	9.740	1,280,398
365	Flexera Software LLC(7),(10)	(B-, B1)	02/26/25	3.500	365,385
744	Hyland Software, Inc., LIBOR 1M + 7.000%(7)	(CCC, Caa1)	07/07/25	9.483	753,300

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$749	Hyland Software, Inc., LIBOR 1M + 3.500%(7)	(B-, B1)	07/01/24	5.983	$753,825
487	Kronos, Inc., LIBOR 3M + 3.000%(7)	(B, B2)	11/01/23	5.736	487,829
685	MA FinanceCo. LLC, LIBOR 1M + 2.250%(7)	(BB-, B1)	11/19/21	4.733	682,834
45	MA FinanceCo. LLC, LIBOR 1M + 2.500%(6),(7)	(BB-, B1)	06/21/24	4.983	44,527
386	Newport Group, Inc., Prime + 2.750%(7)	(B, B2)	09/13/25	6.365	385,397
1,136	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(7)	(B, B3)	04/26/24	6.780	1,144,892
500	Project Leopard Holdings, Inc., LIBOR 1M + 4.250%(7)	(B, B2)	07/07/23	6.733	498,908
697	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.983	693,437
249	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(7)	(BB+, Ba2)	04/16/25	4.733	249,472
348	SS&C Technologies, Inc., LIBOR 1M + 2.250%(7)	(BB+, Ba2)	04/16/25	4.733	348,996
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(7)	(CCC+, Caa1)	02/16/25	10.851	501,042
					13,297,420
Specialty Retail (0.2%)
686	Champ Acquisition Corp., LIBOR 3M + 5.500%(6),(7)	(B, B1)	12/12/25	8.101	692,836
Steel Producers/Products (1.0%)
1,260	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	12/22/23	5.360	1,261,989
1,814	Zekelman Industries, Inc., LIBOR 1M + 2.250%(7)	(BB-, B1)	06/14/21	4.734	1,815,443
					3,077,432
Support - Services (2.9%)
998	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(7)	(B-, B2)	07/28/22	6.733	987,774
1,477	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(7)	(B, B3)	06/21/24	6.823	1,452,413
2,442	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(7)	(B+, B1)	03/01/24	5.233	2,445,162
710	Long Term Care Group, Inc., LIBOR 1M + 5.000%(6),(7)	(B, B3)	06/06/20	7.483	695,450
742	PT Intermediate Holdings III LLC, LIBOR 3M + 4.000%(7)	(B-, B3)	12/07/24	6.601	724,847
985	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(5),(7)	(CCC+, Caa1)	12/20/23	6.979	851,976

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$723	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/31/25	5.733	$722,103
337	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(5),(6),(7)	(C, Caa3)	11/14/19	13.500	116,185
493	St. George's University Scholastic Services, LIBOR 1M + 3.500%(7)	(B+, B2)	07/17/25	5.990	494,838
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(7)	(CCC+, Caa2)	08/25/25	10.233	322,364
					8,813,112
Telecom - Wireless (0.2%)
750	Sprint Communications, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	02/02/24	5.500	740,314
Telecom - Wireline Integrated & Services (1.3%)
1,000	Level 3 Financing, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	02/22/24	4.733	1,001,750
1,637	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	11/15/24	5.483	1,638,712
418	Triton Solar U.S. Acquisition Co., LIBOR 1M + 6.000%(7)	(B+, B3)	10/29/24	8.483	394,372
463	TVC Albany, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	07/23/25	5.980	459,002
438	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(6),(7)	(CCC, Caa2)	07/23/26	9.980	433,125
					3,926,961
Theaters & Entertainment (1.0%)
500	AMC Entertainment Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	04/22/26	5.490	502,125
1,204	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(7)	(B-, B2)	07/03/26	6.990	1,175,625
1,490	Technicolor S.A., LIBOR 3M + 2.750%(7)	(B, B2)	12/06/23	5.379	1,333,431
172	TopGolf International, Inc., LIBOR 1M + 5.500%(6),(7)	(B-, B3)	02/09/26	7.974	174,498
					3,185,679
Trucking & Delivery (0.8%)
577	International Seaways, Inc., LIBOR 1M + 6.000%(6),(7)	(B+, B3)	06/22/22	8.490	581,609
913	Navios Maritime Partners LP, LIBOR 3M + 5.000%(7)	(BB-, B2)	09/14/20	7.600	909,785
992	Transplace Holdings, Inc., LIBOR 1M + 3.750%(7)	(B-, B2)	10/07/24	6.237	992,990
					2,484,384
TOTAL BANK LOANS (Cost $139,478,233)					137,634,963

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (4.3%)
Collateralized Debt Obligations (4.3%)
$500	BlueMountain CLO 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 2.050%(1),(7)	(A, NR)	07/30/30	4.633	$485,867
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	7.797	688,954
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(BB-, NR)	07/27/31	7.982	695,703
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, B1)	04/27/27	8.732	469,940
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(5),(7),(11)	(NR, NR)	07/20/31	0.000	421,209
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/18/31	8.451	710,299
750	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(7)	(BBB-, NR)	04/15/31	5.447	729,220
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	8.001	698,223
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	8.430	710,197
750	Greywolf CLO VI Ltd, 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(BB-, NR)	04/26/31	8.336	705,139
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(5),(7),(11)	(NR, NR)	07/25/27	0.000	203,642
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(7)	(BB, NR)	01/20/25	7.342	494,366
500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(7)	(NR, Ba3)	10/16/30	8.101	462,658
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(7)	(NR, Ba3)	04/15/29	8.677	714,613
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(7)	(NR, Baa3)	07/17/28	5.558	494,541
500	Symphony CLO XIV Ltd., 2014-14A, Rule 144A, LIBOR 3M + 3.600%(1),(7)	(NR, Baa2)	07/14/26	6.197	500,541

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$750	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(7)	(NR, Baa3)	07/15/28	5.657	$750,141
500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(7)	(NR, Baa3)	10/22/31	6.092	499,729
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, Ba3)	07/20/30	8.742	483,543
500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/20/28	9.342	500,321
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	9.592	493,329
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(NR, Ba3)	06/20/29	8.383	704,629
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(7)	(BBB-, NR)	07/14/31	5.947	493,391
TOTAL ASSET BACKED SECURITIES (Cost $13,843,918)					13,110,195
Number of Shares
COMMON STOCKS (0.6%)
Auto Parts & Equipment (0.1%)
23,014	UCI International, Inc.(4),(5),(6),(12)				517,815
Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(6),(12)				—
Building Materials (0.1%)
2,935	Euramax International, Inc.				246,532
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(6),(12)				1,648
25,202	Proppants Holdings LLC(4),(5),(6),(12)				227,574
					229,222
Energy - Exploration & Production (0.1%)
54,344	Independence Contract Drilling, Inc.(12)				131,878
37,190	PES Energy, Inc.(5),(12)				74,380
					206,258
Health Services (0.0%)
19,755	Valitas Health Services, Inc.(4),(6),(12)				197

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Metals & Mining - Excluding Steel (0.2%)
1,100,000	Taseko Mines Ltd.	$768,659
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(12)	1
8	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(12)	—
19	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(12)	—
		1
TOTAL COMMON STOCKS (Cost $2,587,679)		1,968,684
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(12)	189
Diversified Capital Goods (0.0%)
5,506	Horizon Global Corp. expires 06/30/2021(12)	7,048
TOTAL WARRANTS (Cost $3,276)		7,237
TOTAL INVESTMENTS AT VALUE (94.7%) (Cost $290,705,713)		287,712,080
OTHER ASSETS IN EXCESS OF LIABILITIES (5.3%)		15,986,969
NET ASSETS (100.0%)		$303,699,049

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to a value of $126,684,697 or 41.7% of net assets.

(2)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(3)  Bond is currently in default.

(4)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(5)  Illiquid security (unaudited).

(6)  Security is valued using significant unobservable inputs.

(7)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2019.

(8)  This security is denominated in Euro.

(9)  Unfunded loan commitment. (See note 2-J).

(10)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2019.

(11)  Zero-coupon security.

(12)  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2019 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	709,000	USD	532,011	10/11/19	Morgan Stanley	$532,011	$529,035	$(2,976)
USD	1,370,858	CAD	1,787,000	10/11/19	Morgan Stanley	(1,370,858)	(1,333,409)	37,449
USD	2,165,461	EUR	1,820,929	10/11/19	Morgan Stanley	(2,165,461)	(2,068,425)	97,036
								$131,509

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2019 (unaudited)

Assets
Investments at value (Cost $290,705,713) (Note 2)	$287,712,080
Cash	25,163,131
Foreign currency at value (Cost $1,023,622)	993,973
Interest receivable	3,117,069
Receivable for Fund shares sold	2,575,486
Receivable for investments sold	512,864
Unrealized appreciation on forward foreign currency contracts (Note 2)	134,485
Prepaid expenses and other assets	34,688
Total assets	320,243,776
Liabilities
Investment advisory fee payable (Note 3)	183,847
Administrative services fee payable (Note 3)	12,293
Shareholder servicing/Distribution fee payable (Note 3)	51,138
Payable for investments purchased	15,460,579
Payable for Fund shares redeemed	549,525
Unfunded loan commitments (Note 2)	66,611
Dividend payable	51,738
Trustees' fees payable	21,994
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,976
Accrued expenses	144,026
Total liabilities	16,544,727
Net Assets
Capital stock, $.001 par value (Note 6)	30,261
Paid-in capital (Note 6)	314,738,679
Total distributable earnings (loss)	(11,069,891)
Net assets	$303,699,049
I Shares
Net assets	$202,684,630
Shares outstanding	20,198,829
Net asset value, offering price and redemption price per share	$10.03
A Shares
Net assets	$50,594,476
Shares outstanding	5,040,482
Net asset value and redemption price per share	$10.04
Maximum offering price per share (net asset value/(1-4.75%))	$10.54
C Shares
Net assets	$50,419,943
Shares outstanding	5,022,022
Net asset value and offering price per share	$10.04

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2019 (unaudited)

Investment Income
Interest	$8,747,406
Expenses
Investment advisory fees (Note 3)	1,135,968
Administrative services fees (Note 3)	42,499
Shareholder servicing/Distribution fees (Note 3)
Class A	57,419
Class C	232,746
Transfer agent fees (Note 3)	117,905
Registration fees	33,645
Trustees' fees	32,318
Audit and tax fees	28,069
Custodian fees	25,755
Legal fees	23,656
Printing fees	22,845
Commitment fees (Note 4)	17,378
Insurance expense	2,597
Miscellaneous expense	4,607
Total expenses	1,777,407
Less: fees waived (Note 3)	(148,423)
Net expenses	1,628,984
Net investment income	7,118,422
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(865,036)
Net realized loss from foreign currency transactions	(3,844)
Net change in unrealized appreciation (depreciation) from investments	2,929,838
Net change in unrealized appreciation (depreciation) from foreign currency translations	(6,755)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	85,674
Net realized and unrealized gain from Investments, foreign currency and forward foreign currency contracts	2,139,877
Net increase in net assets resulting from operations	$9,258,299

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
From Operations
Net investment income	$7,118,422	$10,906,459
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(868,880)	(975,833)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	3,008,757	(5,481,740)
Net increase in net assets resulting from operations	9,258,299	4,448,886
From Distributions
From distributable earnings
Class I	(4,861,894)	(7,172,692)
Class A	(1,200,808)	(1,985,570)
Class C	(1,041,740)	(1,694,777)
Return of Capital
Class I	—	(26,230)
Class A	—	(7,261)
Class C	—	(6,198)
Net decrease in net assets resulting from distributions and return of capital	(7,104,442)	(10,892,728)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	99,773,833	188,618,647
Reinvestment of dividends	6,767,991	9,932,376
Net asset value of shares redeemed	(71,700,498)	(108,380,424)
Net increase in net assets from capital share transactions	34,841,326	90,170,599
Net increase in net assets	36,995,183	83,726,757
Net Assets
Beginning of period	266,703,866	182,977,109
End of period	$303,699,049	$266,703,866

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.96	$10.24	$9.73	$9.78	$10.46	$10.65
INVESTMENT OPERATIONS
Net investment income[1]	0.27	0.51	0.54	0.71	0.66	0.64
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.07	(0.27)	0.52	(0.04)	(0.46)	(0.06)
Total from investment operations	0.34	0.24	1.06	0.67	0.20	0.58
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.52)	(0.53)	(0.72)	(0.60)	(0.63)
Distributions from net realized gains	—	—	—	—	(0.22)	(0.14)
Return of capital	—	(0.00)[2]	(0.02)	—	(0.06)	—
Total dividends and distributions	(0.27)	(0.52)	(0.55)	(0.72)	(0.88)	(0.77)
Net asset value, end of period	$10.03	$9.96	$10.24	$9.73	$9.78	$10.46
Total return[3]	3.47%	2.34%	11.11%	7.40%	2.05%	5.57%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$202,685	$175,189	$114,605	$60,899	$65,651	$81,868
Ratio of net expenses to average net assets	0.99%[4]	0.99%	0.99%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets excluding interest expense	0.99%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.47%[4]	5.08%	5.34%	7.64%	6.59%	5.94%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[4]	0.17%	0.26%	0.29%	0.16%	0.18%
Portfolio turnover rate	15%	45%	79%	73%	85%	124%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.96	$10.24	$9.74	$9.79	$10.47	$10.66
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.49	0.51	0.64	0.55	0.58
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.08	(0.28)	0.51	0.00[2]	(0.38)	(0.02)
Total from investment operations	0.34	0.21	1.02	0.64	0.17	0.56
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.49)	(0.50)	(0.69)	(0.57)	(0.61)
Distributions from net realized gains	—	—	—	—	(0.22)	(0.14)
Return of capital	—	(0.00)[2]	(0.02)	—	(0.06)	—
Total dividends and distributions	(0.26)	(0.49)	(0.52)	(0.69)	(0.85)	(0.75)
Net asset value, end of period	$10.04	$9.96	$10.24	$9.74	$9.79	$10.47
Total return[3]	3.45%	2.09%	10.71%	7.12%	1.78%	5.28%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$50,594	$44,930	$36,961	$8,447	$66,244	$14,633
Ratio of net expenses to average net assets	1.24%[4]	1.24%	1.24%	1.25%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.24%[4]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	5.24%[4]	4.84%	4.99%	6.73%	5.45%	5.44%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[4]	0.17%	0.26%	0.29%	0.16%	0.18%
Portfolio turnover rate	15%	45%	79%	73%	85%	124%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$9.96[1]	$10.24	$9.74	$9.79	$10.47[1]	$10.65
INVESTMENT OPERATIONS
Net investment income[2]	0.22	0.41	0.43	0.63	0.55	0.53
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.08	(0.28)	0.52	(0.06)	(0.45)	(0.05)
Total from investment operations	0.30	0.13	0.95	0.57	0.10	0.48
REDEMPTION FEES	—	—	—	—	—	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.41)	(0.43)	(0.62)	(0.51)	(0.52)
Distributions from net realized gains	—	—	—	—	(0.22)	(0.14)
Return of capital	—	(0.00)[3]	(0.02)	—	(0.05)	—
Total dividends and distributions	(0.22)	(0.41)	(0.45)	(0.62)	(0.78)	(0.66)
Net asset value, end of period	$10.04	$9.96[1]	$10.24	$9.74	$9.79	$10.47[1]
Total return[4]	3.07%	1.33%	9.88%	6.33%	1.14%	4.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$50,420	$46,586	$31,411	$6,673	$3,022	$2,151
Ratio of net expenses to average net assets	1.99%[5]	1.99%	1.99%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets excluding interest expense	1.99%[5]	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.49%[5]	4.09%	4.25%	6.70%	5.52%	4.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[5]	0.17%	0.26%	0.29%	0.16%	0.18%
Portfolio turnover rate	15%	45%	79%	73%	85%	124%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2019 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$134,990,295	$706		$134,991,001
Bank Loans	—	120,234,345	17,400,618		137,634,963
Asset Backed Securities	—	13,110,195	—		13,110,195
Common Stocks	1,089,571	131,878	747,235	(1)	1,968,684	(1)
Warrants	7,048	—	189		7,237
	$1,096,619	$268,466,713	$18,148,748	(1)	$287,712,080	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$134,485	$—		$134,485
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,976	$—		$2,976

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

The following is a reconciliation of investments as of April 30, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Warrant	Total
Balance as of October 31, 2018	$388,712 (1)	$14,704,079	$1,152,121	(1)	$—	$16,244,912 (1)
Accrued discounts (premiums)	385	58,474	—		—	58,859
Purchases	48,322	4,587,679	573,109		3,276	5,212,386
Sales	(54,542)	(2,203,758)	—		—	(2,258,300)
Realized gain (loss)	5,386	(497,061)	—		—	(491,675)
Change in unrealized appreciation (depreciation)	(4,166)	(64,206)	(525,205)		(3,087)	(596,664)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

	Corporate Bonds	Bank Loans	Common Stocks	Warrant	Total
Transfers into Level 3	$—	$7,080,907	$—	$—	$7,080,907
Transfers out of Level 3	(383,391)	(6,265,496)	(452,790)	—	(7,101,677)
Balance as of April 30, 2019	$706	$17,400,618	$747,235 (1)	$189	$18,148,748 (1)
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2019	$(1,176)	$(110,712)	$(312,473)	$(3,087)	$(427,448)

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 4/30/2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	N/A
Bank Loans	$219,478	Market Approach	EBITDA Multiples	7.0 (N/A)
	$17,181,140	Vendor Pricing	Single Broker Quote	$0.35 – $1.01	($0.97)
Common Stocks	$1	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A
	$197	Market Approach	Enterprise Value	N/A
	$517,815	Vendor Pricing	Single Broker Quote	N/A
	$229,222	Market Approach	EBITDA Multiples	3.7 – 6.1	(6.1)
Warrants	$189	Market Approach	EBITDA Multiples	5.1 (N/A)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2019, $7,080,907 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs, $6,780,765 was transferred from Level 3 to Level 2 and $320,912 was transferred from Level 3 to Level 1 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2019 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$134,485	$2,976	$—	$85,674

For the six months ended April 30, 2019, the Fund held an average monthly value on a net basis of $ 3,389,488 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations,

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$134,485	$(2,976)	$—	$—	$131,509

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Assets
Morgan Stanley	$2,976	$(2,976)	$—	$—	$—

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2019, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2019 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of April 30, 2019, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Bulldog Purchaser, Inc.	09/04/26	3.875	$30,865
Bulldog Purchaser, Inc.	09/05/25	3.750	$35,746

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2019 and during the six months ended April 30, 2019, there were no securities out on loan.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2019, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,135,968 and $148,423, respectively. Prior to March 1, 2018 and effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2019 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$378,933	$97,736	$219,725	$57,746	$3,726
Class A	108,887	19,017	70,189	18,678	1,003
Class C	70,195	9,033	42,606	17,570	986
Totals	$558,015	$125,786	$332,520	$93,994	$5,715

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $42,499.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2019, the Fund paid Rule 12b-1 distribution fees of $57,419 for Class A shares and $232,746 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

six months ended April 30, 2019, the Fund paid $95,881, which is included within transfer agent fees.

For the six months ended April 30, 2019, CSSU and its affiliates advised the Fund that they retained $20,295 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2019 and during the six months ended April 30, 2019, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the six months ended April 30, 2019, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) were $73,498,597 and $39,811,616, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions (continued)

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	8,159,863	$80,559,032	14,377,206	$145,493,006
Shares issued in reinvestment of dividends	470,816	4,644,112	661,315	6,680,270
Shares redeemed	(6,023,886)	(59,052,332)	(8,640,791)	(87,482,417)
Net increase	2,606,793	$26,150,812	6,397,730	$64,690,859
	Class A
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	1,141,774	$11,234,856	2,132,305	$21,599,295
Shares issued in reinvestment of dividends	112,744	1,112,395	169,722	1,715,488
Shares redeemed	(724,211)	(7,110,355)	(1,400,877)	(14,184,386)
Net increase	530,307	$5,236,896	901,150	$9,130,397
	Class C
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	807,689	$7,979,945	2,121,083	$21,526,346
Shares issued in reinvestment of dividends	102,526	1,011,484	151,999	1,536,618
Shares redeemed	(563,624)	(5,537,811)	(664,145)	(6,713,621)
Net increase	346,591	$3,453,618	1,608,937	$16,349,343

On April 30, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	74%
Class A	5	68%
Class C	3	87%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement") for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 7, 2018 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement and the Sub-Advisory Agreement, and at an in-person meeting held on November 12 and 13, 2018, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment manager, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.62% paid by the Fund after taking waivers and breakpoints into account (the "Net Management Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were comparable to those of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement and the Sub-Advisory Agreement, also included credit analysis and research, supervising the day to day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, as well as over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund continues to grow, additional efficiencies and economies

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of scale potentially could be realized. The Board also noted the voluntary expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution and their policies and practices regarding soft dollars for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 21, 2019.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0419

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2019

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	July 1, 2019